Eaton Vance

Short Duration Diversified Income Fund

July 31, 2019

PORTFOLIO OF INVESTMENTS (Unaudited)

Senior Floating-Rate Loans — 30.6%(1)

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Aerospace and Defense — 0.6%
Dynasty Acquisition Co., Inc.
Term Loan, 6.33%, (3 mo. USD LIBOR + 4.00%), Maturing April 6, 2026	65	$65,514
TransDigm, Inc.
Term Loan, 4.83%, (3 mo. USD LIBOR + 2.50%), Maturing June 9, 2023	960	955,062
Term Loan, 4.83%, (3 mo. USD LIBOR + 2.50%), Maturing August 22, 2024	487	483,567

		$1,504,143

Automotive — 0.9%
Adient US, LLC
Term Loan, 6.87%, (USD LIBOR + 4.25%), Maturing May 6, 2024(2)	100	$96,417
Belron Finance US, LLC
Term Loan, 5.07%, (3 mo. USD LIBOR + 2.50%), Maturing November 7, 2024	74	74,083
Dayco Products, LLC
Term Loan, 6.77%, (3 mo. USD LIBOR + 4.25%), Maturing May 19, 2023	171	162,409
Goodyear Tire & Rubber Company (The)
Term Loan - Second Lien, 4.32%, (1 mo. USD LIBOR + 2.00%), Maturing March 7, 2025	383	376,625
IAA, Inc.
Term Loan, 4.63%, (3 mo. USD LIBOR + 2.25%), Maturing June 28, 2026	100	100,750
L&W, Inc.
Term Loan, 6.23%, (1 mo. USD LIBOR + 4.00%), Maturing May 22, 2025	124	120,038
Panther BF Aggregator 2 L.P.
Term Loan, 5.73%, (1 mo. USD LIBOR + 3.50%), Maturing April 30, 2026	550	550,852
Tenneco, Inc.
Term Loan, 5.23%, (1 mo. USD LIBOR + 3.00%), Maturing October 1, 2025	522	486,592
Thor Industries, Inc.
Term Loan, 6.19%, (1 mo. USD LIBOR + 3.75%), Maturing February 1, 2026	170	168,745
Tower Automotive Holdings USA, LLC
Term Loan, 5.13%, (1 mo. USD LIBOR + 2.75%), Maturing March 7, 2024	187	188,074

		$2,324,585

Beverage and Tobacco — 0.1%
Flavors Holdings, Inc.
Term Loan, 8.08%, (3 mo. USD LIBOR + 5.75%), Maturing April 3, 2020	294	$273,482

		$273,482

Brokerage/Securities Dealers/Investment Houses — 0.0%(3)
Advisor Group, Inc.
Term Loan, 6.10%, (1 mo. USD LIBOR + 3.75%), Maturing August 15, 2025	74	$74,512
OZ Management L.P.
Term Loan, 7.19%, (1 mo. USD LIBOR + 4.75%), Maturing April 10, 2023	22	22,000

		$96,512

Building and Development — 1.0%
Brookfield Property REIT, Inc.
Term Loan, 4.73%, (1 mo. USD LIBOR + 2.50%), Maturing August 27, 2025	149	$146,234

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Core & Main L.P.
Term Loan, 5.24%, (USD LIBOR + 2.75%), Maturing August 1, 2024(2)		173	$173,304
CPG International, Inc.
Term Loan, 5.93%, (6 mo. USD LIBOR + 3.75%), Maturing May 5, 2024		385	382,338
DTZ U.S. Borrower, LLC
Term Loan, 5.48%, (1 mo. USD LIBOR + 3.25%), Maturing August 21, 2025		794	798,301
NCI Building Systems, Inc.
Term Loan, 6.12%, (1 mo. USD LIBOR + 3.75%), Maturing April 12, 2025		99	97,077
Quikrete Holdings, Inc.
Term Loan, 4.98%, (1 mo. USD LIBOR + 2.75%), Maturing November 15, 2023		433	429,563
RE/MAX International, Inc.
Term Loan, 4.98%, (1 mo. USD LIBOR + 2.75%), Maturing December 15, 2023		392	390,136
Summit Materials Companies I, LLC
Term Loan, 4.23%, (1 mo. USD LIBOR + 2.00%), Maturing November 21, 2024		123	122,894

			$2,539,847

Business Equipment and Services — 3.0%
Acosta Holdco, Inc.
Term Loan, 5.48%, (1 mo. USD LIBOR + 3.25%), Maturing September 26, 2021		374	$133,228
AlixPartners, LLP
Term Loan, 4.98%, (1 mo. USD LIBOR + 2.75%), Maturing April 4, 2024		49	49,511
Allied Universal Holdco, LLC
Term Loan, 0.00%, Maturing July 10, 2026(4)		11	11,285
Term Loan, 6.51%, (3 mo. USD LIBOR + 4.25%), Maturing July 10, 2026		114	113,976
AppLovin Corporation
Term Loan, 5.73%, (1 mo. USD LIBOR + 3.50%), Maturing August 15, 2025		324	324,838
ASGN Incorporated
Term Loan, 4.23%, (1 mo. USD LIBOR + 2.00%), Maturing April 2, 2025		72	71,941
Blitz F18-675 GmbH
Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), Maturing July 31, 2025	EUR	225	250,165
Bracket Intermediate Holding Corp.
Term Loan, 6.82%, (3 mo. USD LIBOR + 4.25%), Maturing September 5, 2025		124	123,752
Ceridian HCM Holding, Inc.
Term Loan, 5.23%, (1 mo. USD LIBOR + 3.00%), Maturing April 30, 2025		223	224,801
Change Healthcare Holdings, LLC
Term Loan, 4.73%, (1 mo. USD LIBOR + 2.50%), Maturing March 1, 2024		940	938,936
Cypress Intermediate Holdings III, Inc.
Term Loan, 4.99%, (1 mo. USD LIBOR + 2.75%), Maturing April 26, 2024		221	218,846
EAB Global, Inc.
Term Loan, 6.38%, (USD LIBOR + 3.75%), Maturing November 15, 2024(2)		198	195,772
EIG Investors Corp.
Term Loan, 6.27%, (3 mo. USD LIBOR + 3.75%), Maturing February 9, 2023		493	488,515
Garda World Security Corporation
Term Loan, 6.02%, (3 mo. USD LIBOR + 3.50%), Maturing May 24, 2024		314	314,977
IG Investment Holdings, LLC
Term Loan, 6.27%, (USD LIBOR + 4.00%), Maturing May 23, 2025(2)		429	428,676
IRI Holdings, Inc.
Term Loan, 7.02%, (3 mo. USD LIBOR + 4.50%), Maturing December 1, 2025		224	217,019
Iron Mountain, Inc.
Term Loan, 3.98%, (1 mo. USD LIBOR + 1.75%), Maturing January 2, 2026		123	121,737
J.D. Power and Associates
Term Loan, 5.98%, (1 mo. USD LIBOR + 3.75%), Maturing September 7, 2023		171	170,983

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
KAR Auction Services, Inc.
Term Loan, 4.63%, (3 mo. USD LIBOR + 2.25%), Maturing March 11, 2021	91	$90,936
Kronos Incorporated
Term Loan, 5.58%, (3 mo. USD LIBOR + 3.00%), Maturing November 1, 2023	1,022	1,023,888
KUEHG Corp.
Term Loan, 6.08%, (3 mo. USD LIBOR + 3.75%), Maturing February 21, 2025	315	315,486
Term Loan - Second Lien, 10.58%, (3 mo. USD LIBOR + 8.25%), Maturing August 18, 2025	50	50,062
Monitronics International, Inc.
Term Loan, 10.00%, (USD PRIME + 4.50%), Maturing September 30, 2022	238	225,737
PGX Holdings, Inc.
Term Loan, 7.49%, (1 mo. USD LIBOR + 5.25%), Maturing September 29, 2020	320	297,641
Pre-Paid Legal Services, Inc.
Term Loan, 7.75%, (USD PRIME + 2.25%), Maturing May 1, 2025	69	68,654
Prime Security Services Borrower, LLC
Term Loan, 4.98%, (1 mo. USD LIBOR + 2.75%), Maturing May 2, 2022	256	256,158
Red Ventures, LLC
Term Loan, 5.23%, (1 mo. USD LIBOR + 3.00%), Maturing November 8, 2024	237	238,361
Solera, LLC
Term Loan, 4.98%, (1 mo. USD LIBOR + 2.75%), Maturing March 3, 2023	123	122,835
Spin Holdco, Inc.
Term Loan, 5.57%, (3 mo. USD LIBOR + 3.25%), Maturing November 14, 2022	605	598,074
Tempo Acquisition, LLC
Term Loan, 5.23%, (1 mo. USD LIBOR + 3.00%), Maturing May 1, 2024	147	147,413
West Corporation
Term Loan, 6.52%, (3 mo. USD LIBOR + 4.00%), Maturing October 10, 2024	172	161,243

		$7,995,446

Cable and Satellite Television — 1.8%
Charter Communications Operating, LLC
Term Loan, 4.33%, (3 mo. USD LIBOR + 2.00%), Maturing April 30, 2025	542	$543,646
CSC Holdings, LLC
Term Loan, 4.58%, (1 mo. USD LIBOR + 2.25%), Maturing July 17, 2025	449	445,854
Term Loan, 4.58%, (1 mo. USD LIBOR + 2.25%), Maturing January 15, 2026	149	147,944
Term Loan, 4.83%, (1 mo. USD LIBOR + 2.50%), Maturing January 25, 2026	198	196,265
MCC Iowa, LLC
Term Loan, 4.35%, (1 week USD LIBOR + 2.00%), Maturing January 15, 2025	165	165,758
Numericable Group S.A.
Term Loan, 4.98%, (1 mo. USD LIBOR + 2.75%), Maturing July 31, 2025	318	304,821
Radiate Holdco, LLC
Term Loan, 5.23%, (1 mo. USD LIBOR + 3.00%), Maturing February 1, 2024	172	170,440
Telenet Financing USD, LLC
Term Loan, 4.58%, (1 mo. USD LIBOR + 2.25%), Maturing August 15, 2026	375	374,109
Unitymedia Finance, LLC
Term Loan, 4.60%, (1 mo. USD LIBOR + 2.25%), Maturing January 15, 2026	150	149,986
UPC Financing Partnership
Term Loan, 4.85%, (1 mo. USD LIBOR + 2.50%), Maturing January 15, 2026	375	375,180
Virgin Media Bristol, LLC
Term Loan, 4.83%, (1 mo. USD LIBOR + 2.50%), Maturing January 15, 2026	1,275	1,279,250
Ziggo Secured Finance Partnership
Term Loan, 4.83%, (1 mo. USD LIBOR + 2.50%), Maturing April 15, 2025	625	622,266

		$4,775,519

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Chemicals and Plastics — 1.6%
Ashland, LLC
Term Loan, 4.01%, (1 mo. USD LIBOR + 1.75%), Maturing May 17, 2024		98	$97,959
Axalta Coating Systems US Holdings, Inc.
Term Loan, 4.08%, (3 mo. USD LIBOR + 1.75%), Maturing June 1, 2024		362	360,940
Emerald Performance Materials, LLC
Term Loan, 5.73%, (1 mo. USD LIBOR + 3.50%), Maturing August 1, 2021		331	331,148
Term Loan - Second Lien, 9.98%, (1 mo. USD LIBOR + 7.75%), Maturing August 1, 2022		100	98,417
Ferro Corporation
Term Loan, 4.58%, (3 mo. USD LIBOR + 2.25%), Maturing February 14, 2024		49	48,712
Term Loan, 4.58%, (3 mo. USD LIBOR + 2.25%), Maturing February 14, 2024		50	49,771
Gemini HDPE, LLC
Term Loan, 4.76%, (3 mo. USD LIBOR + 2.50%), Maturing August 7, 2024		340	339,894
H.B. Fuller Company
Term Loan, 4.27%, (1 mo. USD LIBOR + 2.00%), Maturing October 20, 2024		277	275,305
Hexion, Inc.
Term Loan, 5.82%, (3 mo. USD LIBOR + 3.50%), Maturing July 1, 2026		125	125,153
INEOS Enterprises Holdings Limited
Term Loan, Maturing July 25, 2026(5)	EUR	25	27,675
Ineos US Finance, LLC
Term Loan, 4.26%, (2 mo. USD LIBOR + 2.00%), Maturing March 31, 2024		517	509,529
Invictus U.S., LLC
Term Loan, 5.52%, (3 mo. USD LIBOR + 3.00%), Maturing March 28, 2025		74	74,016
Kraton Polymers, LLC
Term Loan, 4.73%, (1 mo. USD LIBOR + 2.50%), Maturing March 5, 2025		78	77,811
Messer Industries GmbH
Term Loan, 4.83%, (3 mo. USD LIBOR + 2.50%), Maturing March 1, 2026		175	174,126
Platform Specialty Products Corporation
Term Loan, 4.48%, (1 mo. USD LIBOR + 2.25%), Maturing January 30, 2026		100	99,645
Polar US Borrower, LLC
Term Loan, 7.06%, (3 mo. USD LIBOR + 4.75%), Maturing October 15, 2025		124	122,040
PQ Corporation
Term Loan, 4.76%, (3 mo. USD LIBOR + 2.50%), Maturing February 8, 2025		317	316,872
Spectrum Holdings III Corp.
Term Loan, 5.48%, (1 mo. USD LIBOR + 3.25%), Maturing January 31, 2025		112	106,290
Starfruit Finco B.V.
Term Loan, 5.61%, (1 mo. USD LIBOR + 3.25%), Maturing October 1, 2025		374	368,919
Tata Chemicals North America, Inc.
Term Loan, 5.13%, (3 mo. USD LIBOR + 2.75%), Maturing August 7, 2020		161	161,130
Tronox Finance, LLC
Term Loan, 5.27%, (USD LIBOR + 3.00%), Maturing September 23, 2024(2)		470	466,990

			$4,232,342

Containers and Glass Products — 0.6%
Berlin Packaging, LLC
Term Loan, 5.38%, (USD LIBOR + 3.00%), Maturing November 7, 2025(2)		25	$24,353
Berry Global, Inc.
Term Loan, 4.90%, (1 mo. USD LIBOR + 2.50%), Maturing July 1, 2026		150	150,047
BWAY Holding Company
Term Loan, 5.59%, (3 mo. USD LIBOR + 3.25%), Maturing April 3, 2024		236	232,449
Consolidated Container Company, LLC
Term Loan, 4.98%, (1 mo. USD LIBOR + 2.75%), Maturing May 22, 2024		246	243,638

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Flex Acquisition Company, Inc.
Term Loan, 5.57%, (3 mo. USD LIBOR + 3.25%), Maturing June 29, 2025		220	$212,002
Pelican Products, Inc.
Term Loan, 5.88%, (1 mo. USD LIBOR + 3.50%), Maturing May 1, 2025		99	97,762
Pregis Corporation
Term Loan, Maturing July 23, 2026(5)		100	100,078
Verallia Packaging S.A.S.
Term Loan, 2.75%, (1 mo. EURIBOR + 2.75%), Maturing October 29, 2022	EUR	245	272,139
Term Loan, 2.75%, (1 mo. EURIBOR + 2.75%), Maturing August 1, 2025	EUR	200	221,812

			$1,554,280

Cosmetics/Toiletries — 0.1%
KIK Custom Products, Inc.
Term Loan, 6.26%, (3 mo. USD LIBOR + 4.00%), Maturing May 15, 2023		296	$279,556

			$279,556

Drugs — 1.3%
Alkermes, Inc.
Term Loan, 4.58%, (1 mo. USD LIBOR + 2.25%), Maturing March 23, 2023		70	$70,438
Amneal Pharmaceuticals, LLC
Term Loan, 5.75%, (1 mo. USD LIBOR + 3.50%), Maturing May 4, 2025		520	479,790
Arbor Pharmaceuticals, Inc.
Term Loan, 7.33%, (3 mo. USD LIBOR + 5.00%), Maturing July 5, 2023		251	233,790
Bausch Health Companies, Inc.
Term Loan, 5.38%, (1 mo. USD LIBOR + 3.00%), Maturing June 2, 2025		791	793,152
Catalent Pharma Solutions, Inc.
Term Loan, 4.48%, (1 mo. USD LIBOR + 2.25%), Maturing May 18, 2026		125	125,362
Endo Luxembourg Finance Company I S.a.r.l.
Term Loan, 6.50%, (1 mo. USD LIBOR + 4.25%), Maturing April 29, 2024		760	690,576
Horizon Pharma, Inc.
Term Loan, 4.94%, (1 mo. USD LIBOR + 2.50%), Maturing May 22, 2026		331	331,184
Mallinckrodt International Finance S.A.
Term Loan, 5.08%, (3 mo. USD LIBOR + 2.75%), Maturing September 24, 2024		703	598,937
Term Loan, 5.53%, (3 mo. USD LIBOR + 3.00%), Maturing February 24, 2025		84	72,282

			$3,395,511

Ecological Services and Equipment — 0.2%
EnergySolutions, LLC
Term Loan, 6.08%, (3 mo. USD LIBOR + 3.75%), Maturing May 9, 2025		173	$167,186
GFL Environmental, Inc.
Term Loan, 5.23%, (1 mo. USD LIBOR + 3.00%), Maturing May 30, 2025		347	344,502

			$511,688

Electronics/Electrical — 3.4%
Almonde, Inc.
Term Loan, 5.73%, (1 mo. USD LIBOR + 3.50%), Maturing June 13, 2024		397	$390,111
Applied Systems, Inc.
Term Loan, 5.33%, (3 mo. USD LIBOR + 3.00%), Maturing September 19, 2024		418	417,672
Avast Software B.V.
Term Loan, 4.58%, (3 mo. USD LIBOR + 2.25%), Maturing September 30, 2023		123	123,095
Blackhawk Network Holdings, Inc.
Term Loan, 5.23%, (1 mo. USD LIBOR + 3.00%), Maturing June 15, 2025		124	123,686
BMC Software Finance, Inc.
Term Loan, 6.58%, (3 mo. USD LIBOR + 4.25%), Maturing October 2, 2025		373	359,333

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Canyon Valor Companies, Inc.
Term Loan, 5.08%, (3 mo. USD LIBOR + 2.75%), Maturing June 16, 2023	117	$116,467
Cohu, Inc.
Term Loan, 5.20%, (6 mo. USD LIBOR + 3.00%), Maturing September 20, 2025	99	96,769
CommScope, Inc.
Term Loan, 5.48%, (1 mo. USD LIBOR + 3.25%), Maturing April 6, 2026	275	275,815
DigiCert, Inc.
Term Loan, 6.23%, (1 mo. USD LIBOR + 4.00%), Maturing October 31, 2024	173	173,559
Electro Rent Corporation
Term Loan, 7.28%, (3 mo. USD LIBOR + 5.00%), Maturing January 31, 2024	219	220,746
Epicor Software Corporation
Term Loan, 5.49%, (1 mo. USD LIBOR + 3.25%), Maturing June 1, 2022	25	24,577
Exact Merger Sub, LLC
Term Loan, 6.58%, (3 mo. USD LIBOR + 4.25%), Maturing September 27, 2024	98	98,219
EXC Holdings III Corp.
Term Loan, 5.83%, (3 mo. USD LIBOR + 3.50%), Maturing December 2, 2024	74	74,012
Financial & Risk US Holdings, Inc.
Term Loan, 5.98%, (1 mo. USD LIBOR + 3.75%), Maturing October 1, 2025	174	174,270
Flexera Software, LLC
Term Loan, 5.74%, (1 mo. USD LIBOR + 3.50%), Maturing February 26, 2025	25	24,726
GlobalLogic Holdings, Inc.
Term Loan, 5.48%, (1 mo. USD LIBOR + 3.25%), Maturing August 1, 2025	65	65,336
Go Daddy Operating Company, LLC
Term Loan, 4.23%, (1 mo. USD LIBOR + 2.00%), Maturing February 15, 2024	609	611,368
Hyland Software, Inc.
Term Loan, 5.48%, (1 mo. USD LIBOR + 3.25%), Maturing July 1, 2024	148	148,066
Infoblox, Inc.
Term Loan, 6.73%, (1 mo. USD LIBOR + 4.50%), Maturing November 7, 2023	143	143,763
Informatica, LLC
Term Loan, 5.48%, (1 mo. USD LIBOR + 3.25%), Maturing August 5, 2022	450	451,673
MA FinanceCo., LLC
Term Loan, 4.48%, (1 mo. USD LIBOR + 2.25%), Maturing November 19, 2021	815	813,398
Term Loan, 4.73%, (1 mo. USD LIBOR + 2.50%), Maturing June 21, 2024	25	24,541
Microchip Technology Incorporated
Term Loan, 4.24%, (1 mo. USD LIBOR + 2.00%), Maturing May 29, 2025	216	215,921
MTS Systems Corporation
Term Loan, 5.52%, (1 mo. USD LIBOR + 3.25%), Maturing July 5, 2023	95	95,618
Renaissance Holding Corp.
Term Loan, 5.48%, (1 mo. USD LIBOR + 3.25%), Maturing May 30, 2025	173	169,063
Seattle Spinco, Inc.
Term Loan, 4.73%, (1 mo. USD LIBOR + 2.50%), Maturing June 21, 2024	167	165,729
SkillSoft Corporation
Term Loan, 6.95%, (6 mo. USD LIBOR + 4.75%), Maturing April 28, 2021	671	572,182
SolarWinds Holdings, Inc.
Term Loan, 4.98%, (1 mo. USD LIBOR + 2.75%), Maturing February 5, 2024	172	172,543
SS&C Technologies Holdings Europe S.a.r.l.
Term Loan, 4.48%, (1 mo. USD LIBOR + 2.25%), Maturing April 16, 2025	185	185,178
SS&C Technologies, Inc.
Term Loan, 4.48%, (1 mo. USD LIBOR + 2.25%), Maturing April 16, 2025	272	271,985
SurveyMonkey, Inc.
Term Loan, 6.10%, (1 mo. USD LIBOR + 3.75%), Maturing October 10, 2025	218	218,077
Tibco Software, Inc.
Term Loan, 6.39%, (1 mo. USD LIBOR + 4.00%), Maturing June 30, 2026	147	147,425

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
TriTech Software Systems
Term Loan, 5.98%, (1 mo. USD LIBOR + 3.75%), Maturing August 29, 2025	124	$122,704
Uber Technologies
Term Loan, 5.77%, (1 mo. USD LIBOR + 3.50%), Maturing July 13, 2023	316	317,297
Term Loan, 6.33%, (1 mo. USD LIBOR + 4.00%), Maturing April 4, 2025	223	224,038
Ultimate Software Group, Inc. (The)
Term Loan, 6.08%, (3 mo. USD LIBOR + 3.75%), Maturing May 4, 2026	250	252,226
Ultra Clean Holdings, Inc.
Term Loan, 6.73%, (1 mo. USD LIBOR + 4.50%), Maturing August 27, 2025	119	116,703
VeriFone Systems, Inc.
Term Loan, 6.45%, (USD LIBOR + 4.00%), Maturing August 20, 2025(2)	50	48,877
Term Loan, 6.52%, (3 mo. USD LIBOR + 4.00%), Maturing August 20, 2025	124	120,983
Vero Parent, Inc.
Term Loan, 6.73%, (1 mo. USD LIBOR + 4.50%), Maturing August 16, 2024	221	220,388
Wall Street Systems Delaware, Inc.
Term Loan, 5.65%, (6 mo. USD LIBOR + 3.00%), Maturing November 21, 2024	113	110,732
Western Digital Corporation
Term Loan, 4.01%, (1 mo. USD LIBOR + 1.75%), Maturing April 29, 2023	339	338,900

		$9,037,771

Equipment Leasing — 0.5%
Avolon TLB Borrower 1 (US), LLC
Term Loan, 4.02%, (1 mo. USD LIBOR + 1.75%), Maturing January 15, 2025	471	$472,557
Delos Finance S.a.r.l.
Term Loan, 4.08%, (3 mo. USD LIBOR + 1.75%), Maturing October 6, 2023	354	355,495
Flying Fortress, Inc.
Term Loan, 4.08%, (3 mo. USD LIBOR + 1.75%), Maturing October 30, 2022	500	501,562
IBC Capital Limited
Term Loan, 6.15%, (3 mo. USD LIBOR + 3.75%), Maturing September 11, 2023	74	74,093

		$1,403,707

Financial Intermediaries — 1.2%
Aretec Group, Inc.
Term Loan, 6.48%, (1 mo. USD LIBOR + 4.25%), Maturing October 1, 2025	199	$195,413
Citco Funding, LLC
Term Loan, 4.73%, (1 mo. USD LIBOR + 2.50%), Maturing September 28, 2023	648	648,424
Clipper Acquisitions Corp.
Term Loan, 4.13%, (1 mo. USD LIBOR + 1.75%), Maturing December 27, 2024	172	171,293
Ditech Holding Corporation
Term Loan, 0.00%, Maturing June 30, 2022(6)	474	181,441
Donnelley Financial Solutions, Inc.
Term Loan, 5.38%, (1 mo. USD LIBOR + 3.00%), Maturing October 2, 2023	21	20,675
EIG Management Company, LLC
Term Loan, 5.99%, (1 mo. USD LIBOR + 3.75%), Maturing February 22, 2025	49	49,560
FinCo. I, LLC
Term Loan, 4.23%, (1 mo. USD LIBOR + 2.00%), Maturing December 27, 2022	147	147,729
Focus Financial Partners, LLC
Term Loan, 4.73%, (1 mo. USD LIBOR + 2.50%), Maturing July 3, 2024	422	423,095
Franklin Square Holdings L.P.
Term Loan, 4.75%, (1 mo. USD LIBOR + 2.50%), Maturing August 1, 2025	74	74,810
Greenhill & Co., Inc.
Term Loan, 5.58%, (1 mo. USD LIBOR + 3.25%), Maturing April 12, 2024	150	149,719

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
GreenSky Holdings, LLC
Term Loan, 5.50%, (1 mo. USD LIBOR + 3.25%), Maturing March 31, 2025	198	$196,636
Guggenheim Partners, LLC
Term Loan, 4.98%, (1 mo. USD LIBOR + 2.75%), Maturing July 21, 2023	187	187,999
Harbourvest Partners, LLC
Term Loan, 4.58%, (1 mo. USD LIBOR + 2.25%), Maturing March 1, 2025	68	68,078
LPL Holdings, Inc.
Term Loan, 4.52%, (1 mo. USD LIBOR + 2.25%), Maturing September 23, 2024	245	246,003
StepStone Group L.P.
Term Loan, 6.23%, (1 mo. USD LIBOR + 4.00%), Maturing March 27, 2025	99	99,120
Victory Capital Holdings, Inc.
Term Loan, 5.57%, (3 mo. USD LIBOR + 3.25%), Maturing July 1, 2026	198	198,925
Walker & Dunlop, Inc.
Term Loan, 4.48%, (1 mo. USD LIBOR + 2.25%), Maturing November 7, 2025	124	124,725

		$3,183,645

Food Products — 0.8%
Alphabet Holding Company, Inc.
Term Loan, 5.73%, (1 mo. USD LIBOR + 3.50%), Maturing September 26, 2024	368	$348,726
CHG PPC Parent, LLC
Term Loan, 4.98%, (1 mo. USD LIBOR + 2.75%), Maturing March 31, 2025	74	74,155
Del Monte Foods, Inc.
Term Loan, 5.77%, (3 mo. USD LIBOR + 3.25%), Maturing February 18, 2021	118	92,802
Hearthside Food Solutions, LLC
Term Loan, 5.92%, (1 mo. USD LIBOR + 3.69%), Maturing May 23, 2025	99	97,478
Term Loan, 6.23%, (1 mo. USD LIBOR + 4.00%), Maturing May 23, 2025	50	49,601
High Liner Foods Incorporated
Term Loan, 5.59%, (3 mo. USD LIBOR + 3.25%), Maturing April 24, 2021	129	125,321
HLF Financing S.a.r.l.
Term Loan, 5.48%, (1 mo. USD LIBOR + 3.25%), Maturing August 18, 2025	149	149,167
Jacobs Douwe Egberts International B.V.
Term Loan, 4.44%, (1 mo. USD LIBOR + 2.00%), Maturing November 1, 2025	233	234,457
JBS USA Lux S.A.
Term Loan, 4.73%, (1 mo. USD LIBOR + 2.50%), Maturing May 1, 2026	698	700,068
Nomad Foods Europe Midco Limited
Term Loan, 4.58%, (1 mo. USD LIBOR + 2.25%), Maturing May 15, 2024	197	196,979
Post Holdings, Inc.
Term Loan, 4.27%, (1 mo. USD LIBOR + 2.00%), Maturing May 24, 2024	164	163,877
Restaurant Technologies, Inc.
Term Loan, 5.48%, (1 mo. USD LIBOR + 3.25%), Maturing October 1, 2025	25	24,984

		$2,257,615

Food Service — 0.3%
Aramark Services, Inc.
Term Loan, 4.08%, (3 mo. USD LIBOR + 1.75%), Maturing March 11, 2025	140	$140,190
Del Frisco’s Restaurant Group, Inc.
Term Loan, 8.25%, (1 mo. USD LIBOR + 6.00%), Maturing June 27, 2025	74	74,435
IRB Holding Corp.
Term Loan, 5.55%, (3 mo. USD LIBOR + 3.25%), Maturing February 5, 2025	272	271,422
KFC Holding Co.
Term Loan, 4.05%, (1 mo. USD LIBOR + 1.75%), Maturing April 3, 2025	170	170,441
US Foods, Inc.
Term Loan, 4.23%, (1 mo. USD LIBOR + 2.00%), Maturing June 27, 2023	123	123,429

		$779,917

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Food/Drug Retailers — 0.3%
Albertsons, LLC
Term Loan, 5.23%, (1 mo. USD LIBOR + 3.00%), Maturing June 22, 2023	485	$486,024
Term Loan, 5.23%, (1 mo. USD LIBOR + 3.00%), Maturing November 17, 2025	176	176,443
Diplomat Pharmacy, Inc.
Term Loan, 6.74%, (1 mo. USD LIBOR + 4.50%), Maturing December 20, 2024	80	74,900

		$737,367

Health Care — 2.6%
ADMI Corp.
Term Loan, 4.98%, (1 mo. USD LIBOR + 2.75%), Maturing April 30, 2025	248	$244,793
Akorn, Inc.
Term Loan, 9.25%, (1 mo. USD LIBOR + 7.00%), Maturing April 16, 2021	162	149,718
Alliance Healthcare Services, Inc.
Term Loan, 6.73%, (1 mo. USD LIBOR + 4.50%), Maturing October 24, 2023	120	114,748
athenahealth, Inc.
Term Loan, 7.05%, (3 mo. USD LIBOR + 4.50%), Maturing February 11, 2026	224	225,630
Athletico Management, LLC
Term Loan, 5.86%, (1 mo. USD LIBOR + 3.50%), Maturing October 31, 2025	75	75,091
Avantor, Inc.
Term Loan, 5.23%, (1 mo. USD LIBOR + 3.00%), Maturing November 21, 2024	76	76,989
BW NHHC Holdco, Inc.
Term Loan, 7.27%, (1 mo. USD LIBOR + 5.00%), Maturing May 15, 2025	149	136,991
CHG Healthcare Services, Inc.
Term Loan, 5.23%, (1 mo. USD LIBOR + 3.00%), Maturing June 7, 2023	436	435,793
Concentra, Inc.
Term Loan, 5.21%, (3 mo. USD LIBOR + 2.75%), Maturing June 1, 2022	49	48,721
DaVita, Inc.
Term Loan, 5.13%, (1 mo. USD LIBOR + 2.75%), Maturing June 24, 2021	79	79,113
Ensemble RCM, LLC
Term Loan, Maturing August 3, 2026(5)	75	75,109
Envision Healthcare Corporation
Term Loan, 5.98%, (1 mo. USD LIBOR + 3.75%), Maturing October 10, 2025	174	150,019
Gentiva Health Services, Inc.
Term Loan, 6.00%, (1 mo. USD LIBOR + 3.75%), Maturing July 2, 2025	341	342,821
Greatbatch Ltd.
Term Loan, 5.38%, (1 mo. USD LIBOR + 3.00%), Maturing October 27, 2022	99	99,639
Hanger, Inc.
Term Loan, 5.73%, (1 mo. USD LIBOR + 3.50%), Maturing March 6, 2025	148	149,051
Inovalon Holdings, Inc.
Term Loan, 5.88%, (1 mo. USD LIBOR + 3.50%), Maturing April 2, 2025	173	173,467
IQVIA, Inc.
Term Loan, 4.33%, (3 mo. USD LIBOR + 2.00%), Maturing March 7, 2024	258	259,136
Term Loan, 4.33%, (3 mo. USD LIBOR + 2.00%), Maturing January 17, 2025	221	221,892
Kinetic Concepts, Inc.
Term Loan, 5.58%, (3 mo. USD LIBOR + 3.25%), Maturing February 2, 2024	490	491,838
MPH Acquisition Holdings, LLC
Term Loan, 5.08%, (3 mo. USD LIBOR + 2.75%), Maturing June 7, 2023	351	341,588
Navicure, Inc.
Term Loan, 5.98%, (1 mo. USD LIBOR + 3.75%), Maturing November 1, 2024	123	123,557
One Call Corporation
Term Loan, 7.58%, (1 mo. USD LIBOR + 5.25%), Maturing November 25, 2022	200	175,223
Ortho-Clinical Diagnostics S.A.
Term Loan, 5.56%, (3 mo. USD LIBOR + 3.25%), Maturing June 30, 2025	515	501,358

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Parexel International Corporation
Term Loan, 4.98%, (1 mo. USD LIBOR + 2.75%), Maturing September 27, 2024		354	$342,451
Phoenix Guarantor, Inc.
Term Loan, 6.88%, (1 mo. USD LIBOR + 4.50%), Maturing March 5, 2026		275	276,776
Prospect Medical Holdings, Inc.
Term Loan, 7.88%, (1 mo. USD LIBOR + 5.50%), Maturing February 22, 2024		148	147,781
Select Medical Corporation
Term Loan, 4.85%, (3 mo. USD LIBOR + 2.50%), Maturing March 6, 2025		324	323,991
Surgery Center Holdings, Inc.
Term Loan, 5.49%, (1 mo. USD LIBOR + 3.25%), Maturing September 2, 2024		147	141,848
Tecomet, Inc.
Term Loan, 5.83%, (1 mo. USD LIBOR + 3.50%), Maturing May 1, 2024		122	122,768
U.S. Anesthesia Partners, Inc.
Term Loan, 5.23%, (1 mo. USD LIBOR + 3.00%), Maturing June 23, 2024		221	215,436
Verscend Holding Corp.
Term Loan, 6.73%, (1 mo. USD LIBOR + 4.50%), Maturing August 27, 2025		223	224,706
Wink Holdco, Inc.
Term Loan, 5.23%, (1 mo. USD LIBOR + 3.00%), Maturing December 2, 2024		320	315,923

			$6,803,965

Home Furnishings — 0.2%
Serta Simmons Bedding, LLC
Term Loan, 5.86%, (1 mo. USD LIBOR + 3.50%), Maturing November 8, 2023		780	$534,300

			$534,300

Industrial Equipment — 1.3%
Altra Industrial Motion Corp.
Term Loan, 4.23%, (1 mo. USD LIBOR + 2.00%), Maturing October 1, 2025		94	$93,598
Apex Tool Group, LLC
Term Loan, 5.98%, (1 mo. USD LIBOR + 3.75%), Maturing February 1, 2022		361	346,500
Clark Equipment Company
Term Loan, 4.33%, (3 mo. USD LIBOR + 2.00%), Maturing May 18, 2024		212	212,013
CPM Holdings, Inc.
Term Loan, 5.98%, (1 mo. USD LIBOR + 3.75%), Maturing November 15, 2025		50	49,377
DexKo Global, Inc.
Term Loan, 5.73%, (1 mo. USD LIBOR + 3.50%), Maturing July 24, 2024		123	122,217
EWT Holdings III Corp.
Term Loan, 5.23%, (1 mo. USD LIBOR + 3.00%), Maturing December 20, 2024		754	754,575
Filtration Group Corporation
Term Loan, 5.23%, (1 mo. USD LIBOR + 3.00%), Maturing March 29, 2025		238	238,428
Gardner Denver, Inc.
Term Loan, 4.98%, (1 mo. USD LIBOR + 2.75%), Maturing July 30, 2024		144	144,882
Gates Global, LLC
Term Loan, 4.98%, (1 mo. USD LIBOR + 2.75%), Maturing April 1, 2024		366	364,313
LTI Holdings, Inc.
Term Loan, Maturing July 24, 2026(5)		25	24,563
Pro Mach Group, Inc.
Term Loan, 5.06%, (1 mo. USD LIBOR + 2.75%), Maturing March 7, 2025		25	24,096
Quimper AB
Term Loan, 4.25%, (3 mo. EURIBOR + 4.25%), Maturing February 13, 2026	EUR	13	14,160
Term Loan, 4.25%, (3 mo. EURIBOR + 4.25%), Maturing February 13, 2026	EUR	262	292,453
Robertshaw US Holding Corp.
Term Loan, 5.50%, (1 mo. USD LIBOR + 3.25%), Maturing February 28, 2025		148	138,497

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Titan Acquisition Limited
Term Loan, 5.23%, (1 mo. USD LIBOR + 3.00%), Maturing March 28, 2025		420	$400,802
Wittur GmbH
Term Loan, 5.00%, (3 mo. EURIBOR + 4.00%, Floor 1.00%), Maturing March 31, 2022	EUR	175	195,339

			$3,415,813

Insurance — 1.2%
Alliant Holdings Intermediate, LLC
Term Loan, 5.27%, (1 mo. USD LIBOR + 3.00%), Maturing May 9, 2025		244	$240,423
Term Loan, 5.63%, (1 mo. USD LIBOR + 3.25%), Maturing May 9, 2025		75	74,547
AmWINS Group, Inc.
Term Loan, 5.01%, (1 mo. USD LIBOR + 2.75%), Maturing January 25, 2024		199	199,275
Asurion, LLC
Term Loan, 5.23%, (1 mo. USD LIBOR + 3.00%), Maturing August 4, 2022		829	831,699
Term Loan, 5.23%, (1 mo. USD LIBOR + 3.00%), Maturing November 3, 2023		413	414,195
Term Loan - Second Lien, 8.73%, (1 mo. USD LIBOR + 6.50%), Maturing August 4, 2025		100	101,854
Hub International Limited
Term Loan, 5.27%, (3 mo. USD LIBOR + 3.00%), Maturing April 25, 2025		718	711,133
NFP Corp.
Term Loan, 5.23%, (1 mo. USD LIBOR + 3.00%), Maturing January 8, 2024		50	49,029
Sedgwick Claims Management Services, Inc.
Term Loan, 5.48%, (1 mo. USD LIBOR + 3.25%), Maturing December 31, 2025		174	171,731
USI, Inc.
Term Loan, 5.33%, (3 mo. USD LIBOR + 3.00%), Maturing May 16, 2024		393	388,251

			$3,182,137

Leisure Goods/Activities/Movies — 1.4%
AMC Entertainment Holdings, Inc.
Term Loan, 5.23%, (6 mo. USD LIBOR + 3.00%), Maturing April 22, 2026		274	$274,998
Amer Sports Oyj
Term Loan, 4.50%, (3 mo. EURIBOR + 4.50%), Maturing March 30, 2026	EUR	525	578,415
Ancestry.com Operations, Inc.
Term Loan, 5.49%, (1 mo. USD LIBOR + 3.25%), Maturing October 19, 2023		123	122,882
Bombardier Recreational Products, Inc.
Term Loan, 4.23%, (1 mo. USD LIBOR + 2.00%), Maturing May 23, 2025		805	802,995
ClubCorp Holdings, Inc.
Term Loan, 5.08%, (3 mo. USD LIBOR + 2.75%), Maturing September 18, 2024		269	248,967
Crown Finance US, Inc.
Term Loan, 4.48%, (1 mo. USD LIBOR + 2.25%), Maturing February 28, 2025		247	246,133
Delta 2 (LUX) S.a.r.l.
Term Loan, 4.73%, (1 mo. USD LIBOR + 2.50%), Maturing February 1, 2024		110	108,707
Emerald Expositions Holding, Inc.
Term Loan, 4.98%, (1 mo. USD LIBOR + 2.75%), Maturing May 22, 2024		165	162,826
Lindblad Expeditions, Inc.
Term Loan, 5.48%, (1 mo. USD LIBOR + 3.25%), Maturing March 27, 2025		77	77,606
Term Loan, 5.48%, (1 mo. USD LIBOR + 3.25%), Maturing March 27, 2025		309	310,424
NASCAR Holdings, Inc.
Term Loan, Maturing July 26, 2026(5)		125	125,677
SRAM, LLC
Term Loan, 5.09%, (2 mo. USD LIBOR + 2.75%), Maturing March 15, 2024		192	193,039
Steinway Musical Instruments, Inc.
Term Loan, 6.08%, (1 mo. USD LIBOR + 3.75%), Maturing February 14, 2025		123	121,895

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Travel Leaders Group, LLC
Term Loan, 6.27%, (1 mo. USD LIBOR + 4.00%), Maturing January 25, 2024		124	$124,420
Vue International Bidco PLC
Term Loan, 4.75%, (3 mo. EURIBOR + 4.75%), Maturing June 14, 2026	EUR	106	118,110
Term Loan, Maturing June 18, 2026(5)	EUR	19	21,238

			$3,638,332

Lodging and Casinos — 1.0%
Aristocrat Technologies, Inc.
Term Loan, 4.03%, (3 mo. USD LIBOR + 1.75%), Maturing October 19, 2024		88	$88,351
CityCenter Holdings, LLC
Term Loan, 4.48%, (1 mo. USD LIBOR + 2.25%), Maturing April 18, 2024		417	418,202
Golden Nugget, Inc.
Term Loan, 5.02%, (1 mo. USD LIBOR + 2.75%), Maturing October 4, 2023		117	116,833
GVC Holdings PLC
Term Loan, 4.45%, (6 mo. USD LIBOR + 2.25%), Maturing March 29, 2024		148	148,619
Hanjin International Corp.
Term Loan, 4.77%, (1 mo. USD LIBOR + 2.50%), Maturing October 18, 2020		75	74,250
MGM Growth Properties Operating Partnership L.P.
Term Loan, 4.23%, (1 mo. USD LIBOR + 2.00%), Maturing March 21, 2025		363	363,357
Playa Resorts Holding B.V.
Term Loan, 4.98%, (1 mo. USD LIBOR + 2.75%), Maturing April 29, 2024		368	355,009
Stars Group Holdings B.V. (The)
Term Loan, 5.83%, (3 mo. USD LIBOR + 3.50%), Maturing July 10, 2025		535	538,604
VICI Properties 1, LLC
Term Loan, 4.27%, (1 mo. USD LIBOR + 2.00%), Maturing December 20, 2024		239	238,636
Wyndham Hotels & Resorts, Inc.
Term Loan, 3.98%, (1 mo. USD LIBOR + 1.75%), Maturing May 30, 2025		199	199,224

			$2,541,085

Nonferrous Metals/Minerals — 0.1%
Murray Energy Corporation
Term Loan, 9.77%, (3 mo. USD LIBOR + 7.25%), Maturing October 17, 2022		349	$222,805
Noranda Aluminum Acquisition Corporation
Term Loan, 0.00%, Maturing February 28, 2020(6)		75	4,330
Oxbow Carbon, LLC
Term Loan, 5.98%, (1 mo. USD LIBOR + 3.75%), Maturing January 4, 2023		93	93,078
Term Loan - Second Lien, 9.73%, (1 mo. USD LIBOR + 7.50%), Maturing January 4, 2024		75	75,188

			$395,401

Oil and Gas — 0.8%
Ameriforge Group, Inc.
Term Loan, 9.33%, (3 mo. USD LIBOR + 7.00%), Maturing June 8, 2022		77	$76,364
Apergy Corporation
Term Loan, 4.75%, (1 mo. USD LIBOR + 2.50%), Maturing May 9, 2025		39	38,771
Blackstone CQP Holdco L.P.
Term Loan, 5.89%, (3 mo. USD LIBOR + 3.50%), Maturing September 30, 2024		150	150,797
CITGO Petroleum Corporation
Term Loan, 7.32%, (3 mo. USD LIBOR + 5.00%), Maturing March 22, 2024		374	375,231
Fieldwood Energy, LLC
Term Loan, 7.51%, (3 mo. USD LIBOR + 5.25%), Maturing April 11, 2022		196	180,953
Matador Bidco S.a.r.l.
Term Loan, Maturing June 12, 2026(5)		75	75,328

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
McDermott Technology Americas, Inc.
Term Loan, 7.23%, (1 mo. USD LIBOR + 5.00%), Maturing May 9, 2025	173	$165,468
Prairie ECI Acquiror L.P.
Term Loan, 7.08%, (3 mo. USD LIBOR + 4.75%), Maturing March 11, 2026	125	125,272
PSC Industrial Holdings Corp.
Term Loan, 6.08%, (1 mo. USD LIBOR + 3.75%), Maturing October 3, 2024	123	122,689
Sheridan Investment Partners II L.P.
Term Loan, 0.00%, Maturing December 16, 2020(6)	27	15,957
Term Loan, 0.00%, Maturing December 16, 2020(6)	72	42,786
Term Loan, 0.00%, Maturing December 16, 2020(6)	519	307,574
Sheridan Production Partners I, LLC
Term Loan, 5.98%, (3 mo. USD LIBOR + 3.50%), Maturing October 1, 2019	17	11,951
Term Loan, 5.98%, (3 mo. USD LIBOR + 3.50%), Maturing October 1, 2019	27	19,566
Term Loan, 5.98%, (3 mo. USD LIBOR + 3.50%), Maturing October 1, 2019	207	147,657
Ultra Resources, Inc.
Term Loan, 6.02%, (1 mo. USD LIBOR + 3.75%), Maturing April 12, 2024	250	190,105

		$2,046,469

Publishing — 0.3%
Ascend Learning, LLC
Term Loan, 5.23%, (1 mo. USD LIBOR + 3.00%), Maturing July 12, 2024	172	$171,401
Getty Images, Inc.
Term Loan, 6.75%, (1 mo. USD LIBOR + 4.50%), Maturing February 19, 2026	149	148,877
Harland Clarke Holdings Corp.
Term Loan, 7.08%, (3 mo. USD LIBOR + 4.75%), Maturing November 3, 2023	181	140,542
LSC Communications, Inc.
Term Loan, 7.77%, (1 mo. USD LIBOR + 5.50%), Maturing September 30, 2022	146	125,270
ProQuest, LLC
Term Loan, 5.48%, (1 mo. USD LIBOR + 3.25%), Maturing October 24, 2021	313	312,631
Tweddle Group, Inc.
Term Loan, 6.77%, (1 mo. USD LIBOR + 4.50%), Maturing September 17, 2023	40	37,921

		$936,642

Radio and Television — 0.6%
Cumulus Media New Holdings, Inc.
Term Loan, 6.74%, (1 mo. USD LIBOR + 4.50%), Maturing May 15, 2022	237	$237,874
Diamond Sports Group, LLC
Term Loan, Maturing July 17, 2026(5)	450	451,263
Entercom Media Corp.
Term Loan, 4.99%, (1 mo. USD LIBOR + 2.75%), Maturing November 18, 2024	128	127,772
Entravision Communications Corporation
Term Loan, 5.08%, (3 mo. USD LIBOR + 2.75%), Maturing November 29, 2024	143	139,915
Gray Television, Inc.
Term Loan, 4.83%, (3 mo. USD LIBOR + 2.50%), Maturing January 2, 2026	100	99,860
Hubbard Radio, LLC
Term Loan, 5.74%, (1 mo. USD LIBOR + 3.50%), Maturing March 28, 2025	102	102,242
iHeartCommunications, Inc.
Term Loan, 6.58%, (3 mo. USD LIBOR + 4.00%), Maturing May 1, 2026	119	119,676
Mission Broadcasting, Inc.
Term Loan, 4.65%, (1 mo. USD LIBOR + 2.25%), Maturing January 17, 2024	48	47,756
Nexstar Broadcasting, Inc.
Term Loan, 4.49%, (1 mo. USD LIBOR + 2.25%), Maturing January 17, 2024	240	239,730

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Sinclair Television Group, Inc.
Term Loan, Maturing July 17, 2026(5)	46	$46,298
Term Loan, Maturing July 17, 2026(5)	54	54,014

		$1,666,400

Retailers (Except Food and Drug) — 0.7%
Ascena Retail Group, Inc.
Term Loan, 6.75%, (1 mo. USD LIBOR + 4.50%), Maturing August 21, 2022	238	$147,035
Bass Pro Group, LLC
Term Loan, 7.23%, (1 mo. USD LIBOR + 5.00%), Maturing September 25, 2024	246	233,037
BJ’s Wholesale Club, Inc.
Term Loan, 5.08%, (1 mo. USD LIBOR + 2.75%), Maturing February 3, 2024	161	161,586
CDW, LLC
Term Loan, 3.99%, (1 mo. USD LIBOR + 1.75%), Maturing August 17, 2023	352	352,991
David’s Bridal, Inc.
Term Loan, 9.74%, (1 mo. USD LIBOR + 7.50%), Maturing July 17, 2023	47	47,152
Term Loan, 10.24%, (1 mo. USD LIBOR + 8.00%), Maturing January 18, 2024	178	140,492
Global Appliance, Inc.
Term Loan, 6.24%, (1 mo. USD LIBOR + 4.00%), Maturing September 29, 2024	143	142,296
Hoya Midco, LLC
Term Loan, 5.73%, (1 mo. USD LIBOR + 3.50%), Maturing June 30, 2024	170	169,241
J. Crew Group, Inc.
Term Loan, 5.26%, (USD LIBOR + 3.00%), Maturing March 5, 2021(2)(7)	518	422,057
LSF9 Atlantis Holdings, LLC
Term Loan, 8.36%, (1 mo. USD LIBOR + 6.00%), Maturing May 1, 2023	166	156,275
Pier 1 Imports (U.S.), Inc.
Term Loan, 5.70%, (3 mo. USD LIBOR + 3.50%), Maturing April 30, 2021	95	26,125

		$1,998,287

Steel — 0.4%
Atkore International, Inc.
Term Loan, 5.07%, (3 mo. USD LIBOR + 2.75%), Maturing December 22, 2023	242	$243,479
GrafTech Finance, Inc.
Term Loan, 5.73%, (1 mo. USD LIBOR + 3.50%), Maturing February 12, 2025	345	340,051
Neenah Foundry Company
Term Loan, 8.80%, (2 mo. USD LIBOR + 6.50%), Maturing December 13, 2022	108	107,076
Phoenix Services International, LLC
Term Loan, 6.08%, (1 mo. USD LIBOR + 3.75%), Maturing March 1, 2025	123	123,005
Zekelman Industries, Inc.
Term Loan, 4.48%, (1 mo. USD LIBOR + 2.25%), Maturing June 14, 2021	147	147,720

		$961,331

Surface Transport — 0.2%
1199169 B.C. Unlimited Liability Company
Term Loan, 6.33%, (3 mo. USD LIBOR + 4.00%), Maturing April 6, 2026	35	$35,222
PODS, LLC
Term Loan, 5.05%, (1 mo. USD LIBOR + 2.75%), Maturing December 6, 2024	98	97,800
Stena International S.a.r.l.
Term Loan, 5.33%, (3 mo. USD LIBOR + 3.00%), Maturing March 3, 2021	261	255,786
XPO Logistics, Inc.
Term Loan, 4.23%, (1 mo. USD LIBOR + 2.00%), Maturing February 24, 2025	100	100,271

		$489,079

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Telecommunications — 1.4%
CenturyLink, Inc.
Term Loan, 4.98%, (1 mo. USD LIBOR + 2.75%), Maturing January 31, 2025	813	$808,460
Digicel International Finance Limited
Term Loan, 5.78%, (3 mo. USD LIBOR + 3.25%), Maturing May 28, 2024	123	105,466
Frontier Communications Corp.
Term Loan, 5.99%, (1 mo. USD LIBOR + 3.75%), Maturing June 15, 2024	245	242,580
Global Eagle Entertainment, Inc.
Term Loan, 9.71%, (3 mo. USD LIBOR + 7.50%), Maturing January 6, 2023	211	199,072
Intelsat Jackson Holdings S.A.
Term Loan, 6.74%, (1 mo. USD LIBOR + 4.50%), Maturing January 2, 2024	250	253,047
IPC Corp.
Term Loan, 6.76%, (3 mo. USD LIBOR + 4.50%), Maturing August 6, 2021	181	156,830
Onvoy, LLC
Term Loan, 6.83%, (3 mo. USD LIBOR + 4.50%), Maturing February 10, 2024	122	102,027
Plantronics, Inc.
Term Loan, 4.73%, (1 mo. USD LIBOR + 2.50%), Maturing July 2, 2025	184	184,158
Sprint Communications, Inc.
Term Loan, 4.75%, (1 mo. USD LIBOR + 2.50%), Maturing February 2, 2024	611	609,914
Syniverse Holdings, Inc.
Term Loan, 7.33%, (1 mo. USD LIBOR + 5.00%), Maturing March 9, 2023	148	136,213
Telesat Canada
Term Loan, 4.83%, (3 mo. USD LIBOR + 2.50%), Maturing November 17, 2023	837	836,373

		$3,634,140

Utilities — 0.7%
Brookfield WEC Holdings, Inc.
Term Loan, 5.73%, (1 mo. USD LIBOR + 3.50%), Maturing August 1, 2025	323	$325,329
Calpine Construction Finance Company L.P.
Term Loan, 4.73%, (1 mo. USD LIBOR + 2.50%), Maturing January 15, 2025	166	166,470
Calpine Corporation
Term Loan, 4.83%, (3 mo. USD LIBOR + 2.50%), Maturing January 15, 2024	420	420,935
Granite Acquisition, Inc.
Term Loan, 5.82%, (3 mo. USD LIBOR + 3.50%), Maturing December 19, 2021	459	461,686
Term Loan, 5.83%, (3 mo. USD LIBOR + 3.50%), Maturing December 19, 2021	21	20,930
Lightstone Holdco, LLC
Term Loan, 5.98%, (1 mo. USD LIBOR + 3.75%), Maturing January 30, 2024	7	6,993
Term Loan, 5.98%, (1 mo. USD LIBOR + 3.75%), Maturing January 30, 2024	126	123,978
Talen Energy Supply, LLC
Term Loan, 6.11%, (1 mo. USD LIBOR + 3.75%), Maturing July 8, 2026	125	122,812
USIC Holdings, Inc.
Term Loan, 5.23%, (1 mo. USD LIBOR + 3.00%), Maturing December 8, 2023	173	171,957
Vistra Operations Company, LLC
Term Loan, 4.27%, (USD LIBOR + 2.00%), Maturing December 31, 2025(2)	139	139,542

		$1,960,632

Total Senior Floating-Rate Loans (identified cost $83,698,473)		$81,086,946

Corporate Bonds & Notes — 18.2%

Security	Principal Amount* (000’s omitted)	Value
Aerospace and Defense — 0.8%
Bombardier, Inc.
6.00%, 10/15/22(8)	487	$489,435
6.125%, 1/15/23(8)	113	114,978
TransDigm, Inc.
6.50%, 7/15/24	250	257,812
6.50%, 5/15/25	1,000	1,033,750
6.25%, 3/15/26(8)	179	188,174

		$2,084,149

Automotive — 0.3%
Navistar International Corp.
6.625%, 11/1/25(8)	398	$411,930
Panther BF Aggregator 2 L.P./Panther Finance Co., Inc.
6.25%, 5/15/26(8)	129	133,799
8.50%, 5/15/27(8)	236	240,425

		$786,154

Building and Development — 0.6%
Builders FirstSource, Inc.
5.625%, 9/1/24(8)	105	$109,069
Five Point Operating Co., L.P./Five Point Capital Corp.
7.875%, 11/15/25(8)	84	84,212
Greystar Real Estate Partners, LLC
5.75%, 12/1/25(8)	187	191,675
Reliance Intermediate Holdings, L.P.
6.50%, 4/1/23(8)	675	696,937
Standard Industries, Inc.
6.00%, 10/15/25(8)	350	367,937

		$1,449,830

Business Equipment and Services — 0.9%
EIG Investors Corp.
10.875%, 2/1/24	960	$1,009,200
KAR Auction Services, Inc.
5.125%, 6/1/25(8)	222	229,215
Prime Security Services Borrower, LLC/Prime Finance, Inc.
9.25%, 5/15/23(8)	12	12,630
ServiceMaster Co., LLC (The)
7.45%, 8/15/27	1,000	1,105,000
West Corp.
8.50%, 10/15/25(8)	81	68,647

		$2,424,692

Cable and Satellite Television — 1.1%
Altice France S.A.
7.375%, 5/1/26(8)	355	$376,371
CCO Holdings, LLC/CCO Holdings Capital Corp.
5.50%, 5/1/26(8)	1,000	1,046,250

Security	Principal Amount* (000’s omitted)	Value
CSC Holdings, LLC
5.125%, 12/15/21(8)	1,000	$1,002,500
7.50%, 4/1/28(8)	500	553,125

		$2,978,246

Chemicals and Plastics — 0.1%
Chemours Co. (The)
5.375%, 5/15/27	324	$286,740

		$286,740

Conglomerates — 0.1%
TMS International Corp.
7.25%, 8/15/25(8)	399	$384,038

		$384,038

Containers and Glass Products — 0.8%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.
7.25%, 5/15/24(8)	663	$702,223
Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC
7.00%, 7/15/24(8)	1,332	1,377,788

		$2,080,011

Drugs — 0.4%
Bausch Health Americas, Inc.
8.50%, 1/31/27(8)	63	$69,543
Bausch Health Cos., Inc.
5.875%, 5/15/23(8)	176	177,927
9.00%, 12/15/25(8)	338	378,712
5.75%, 8/15/27(8)	31	32,705
Catalent Pharma Solutions, Inc.
4.875%, 1/15/26(8)	400	410,000

		$1,068,887

Ecological Services and Equipment — 0.8%
Covanta Holding Corp.
5.875%, 7/1/25	1,000	$1,041,250
GFL Environmental, Inc.
5.375%, 3/1/23(8)	152	154,850
7.00%, 6/1/26(8)	160	165,600
8.50%, 5/1/27(8)	475	521,312
Waste Pro USA, Inc.
5.50%, 2/15/26(8)	137	140,768

		$2,023,780

Electronics/Electrical — 1.1%
Energizer Holdings, Inc.
7.75%, 1/15/27(8)	700	$763,000
Infor (US), Inc.
6.50%, 5/15/22	1,000	1,021,250
Perusahaan Listrik Negara PT
5.25%, 10/24/42(9)	1,000	1,076,250

		$2,860,500

Security	Principal Amount* (000’s omitted)		Value
Energy — 0.0%(3)
Sunoco, L.P./Sunoco Finance Corp.
4.875%, 1/15/23		75	$76,478

			$76,478

Financial Intermediaries — 0.3%
Icahn Enterprises, L.P./Icahn Enterprises Finance Corp.
6.25%, 2/1/22		645	$664,427

			$664,427

Financial Services — 0.3%
Debt and Asset Trading Corp.
1.00%, 10/10/25(9)		1,060	$792,350

			$792,350

Food Products — 0.1%
Dole Food Co., Inc.
7.25%, 6/15/25(8)		230	$227,182
Iceland Bondco PLC
5.017%, (3 mo. GBP LIBOR + 4.25%), 7/15/20(8)(10)	GBP	35	42,631
Post Holdings, Inc.
5.625%, 1/15/28(8)		85	87,763

			$357,576

Health Care — 2.2%
Eagle Holding Co., II, LLC
7.75%, (7.75% Cash or 8.50% PIK), 5/15/22(8)(11)		360	$364,050
HCA, Inc.
5.875%, 2/1/29		753	841,477
Kinetic Concepts, Inc./KCI USA, Inc.
7.875%, 2/15/21(8)		1,313	1,343,554
12.50%, 11/1/21(8)		439	480,705
MPH Acquisition Holdings, LLC
7.125%, 6/1/24(8)		691	673,697
Polaris Intermediate Corp.
8.50%, (8.50% Cash or 9.25% PIK), 12/1/22(8)(11)		881	821,533
Syneos Health, Inc./inVentiv Health, Inc./inVentiv Health Clinical, Inc.
7.50%, 10/1/24(8)		600	626,250
WellCare Health Plans, Inc.
5.25%, 4/1/25		635	661,327
5.375%, 8/15/26(8)		113	119,795

			$5,932,388

Industrial Equipment — 0.0%(3)
Colfax Escrow Corp.
6.00%, 2/15/24(8)		36	$38,261
6.375%, 2/15/26(8)		59	63,223

			$101,484

Insurance — 0.4%
Alliant Holdings Intermediate, LLC/Alliant Holdings Co-Issuer
8.25%, 8/1/23(8)		1,000	$1,027,500

			$1,027,500

Security	Principal Amount* (000’s omitted)	Value
Internet Software & Services — 0.3%
Netflix, Inc.
5.875%, 11/15/28	230	$252,712
Riverbed Technology, Inc.
8.875%, 3/1/23(8)	858	516,945

		$769,657

Leisure Goods/Activities/Movies — 0.8%
AMC Entertainment Holdings, Inc.
6.125%, 5/15/27	2,000	$1,801,250
Viking Cruises, Ltd.
5.875%, 9/15/27(8)	320	332,000

		$2,133,250

Lodging and Casinos — 1.6%
Caesars Resort Collection, LLC/CRC Finco, Inc.
5.25%, 10/15/25(8)	657	$657,197
Golden Entertainment, Inc.
7.625%, 4/15/26(8)	43	44,290
Golden Nugget, Inc.
8.75%, 10/1/25(8)	796	835,800
Hilton Domestic Operating Co., Inc.
4.25%, 9/1/24	55	55,836
Hilton Worldwide Finance, LLC/Hilton Worldwide Finance Corp.
4.625%, 4/1/25	1,000	1,027,500
Jack Ohio Finance, LLC/Jack Ohio Finance 1 Corp.
10.25%, 11/15/22(8)	585	624,488
MGM Growth Properties Operating Partnership, L.P./MGP Finance Co-Issuer, Inc.
5.75%, 2/1/27(8)	44	47,531
Stars Group Holdings B.V./Stars Group US Co-Borrower, LLC
7.00%, 7/15/26(8)	500	528,125
Wynn Las Vegas, LLC/Wynn Las Vegas Capital Corp.
5.25%, 5/15/27(8)	278	285,298

		$4,106,065

Media — 0.0%(3)
Nexstar Escrow, Inc.
5.625%, 7/15/27(8)	62	$64,403

		$64,403

Nonferrous Metals/Minerals — 0.3%
First Quantum Minerals, Ltd.
7.25%, 4/1/23(8)	834	$828,787
New Gold, Inc.
6.25%, 11/15/22(8)	89	85,440

		$914,227

Oil and Gas — 1.9%
Archrock Partners L.P./Archrock Partners Finance Corp.
6.875%, 4/1/27(8)	250	$264,375
Ascent Resources Utica Holdings, LLC/ARU Finance Corp.
10.00%, 4/1/22(8)	550	545,875
Brazos Valley Longhorn, LLC/Brazos Valley Longhorn Finance Corp.
6.875%, 2/1/25	126	117,180

Security	Principal Amount* (000’s omitted)	Value
Great Western Petroleum, LLC/Great Western Finance Corp.
9.00%, 9/30/21(8)	1,000	$870,000
Hilcorp Energy I, L.P./Hilcorp Finance Co.
5.75%, 10/1/25(8)	2	1,955
6.25%, 11/1/28(8)	19	18,525
Nine Energy Service, Inc.
8.75%, 11/1/23(8)	238	233,835
Parsley Energy, LLC/Parsley Finance Corp.
6.25%, 6/1/24(8)	1,000	1,038,750
Petroleos Mexicanos
6.50%, 3/13/27	1,100	1,093,620
Tervita Escrow Corp.
7.625%, 12/1/21(8)	620	635,500
Whiting Petroleum Corp.
6.25%, 4/1/23	8	7,880
6.625%, 1/15/26	299	283,302

		$5,110,797

Pipelines — 0.1%
Crestwood Midstream Partners L.P./Crestwood Midstream Finance Corp.
5.625%, 5/1/27(8)	83	$82,386
EnLink Midstream, LLC
5.375%, 6/1/29	71	73,375

		$155,761

Publishing — 0.4%
Laureate Education, Inc.
8.25%, 5/1/25(8)	975	$1,065,187

		$1,065,187

Radio and Television — 0.5%
Clear Channel Worldwide Holdings, Inc.
9.25%, 2/15/24(8)	500	$543,750
iHeartCommunications, Inc.
6.375%, 5/1/26	27	28,916
8.375%, 5/1/27	49	51,934
Sirius XM Radio, Inc.
4.625%, 7/15/24(8)	124	127,943
5.50%, 7/1/29(8)	500	522,980

		$1,275,523

Retailers (Except Food and Drug) — 0.1%
Party City Holdings, Inc.
6.125%, 8/15/23(8)	300	$301,500

		$301,500

Steel — 0.3%
Allegheny Technologies, Inc.
7.875%, 8/15/23	700	$756,875

		$756,875

Surface Transport — 0.3%
Park Aerospace Holdings, Ltd.
5.50%, 2/15/24(8)	350	$378,542

Security	Principal Amount* (000’s omitted)		Value
XPO Logistics, Inc.
6.125%, 9/1/23(8)		346	$356,934

			$735,476

Technology — 0.4%
Dell International, LLC/EMC Corp.
7.125%, 6/15/24(8)		895	$946,475

			$946,475

Telecommunications — 0.8%
Altice Luxembourg S.A.
10.50%, 5/15/27(8)		360	$382,050
CenturyLink, Inc.
7.50%, 4/1/24		66	72,414
CommScope Technologies, LLC
5.00%, 3/15/27(8)		333	280,969
Hughes Satellite Systems Corp.
6.625%, 8/1/26		470	508,051
Sprint Capital Corp.
6.875%, 11/15/28		191	210,577
Sprint Communications, Inc.
6.00%, 11/15/22		25	26,625
Sprint Corp.
7.875%, 9/15/23		605	673,819
ViaSat, Inc.
5.625%, 4/15/27(8)		62	64,944

			$2,219,449

Utilities — 0.1%
AES Corp. (The)
5.50%, 4/15/25		14	$14,560
Calpine Corp.
5.75%, 1/15/25		104	104,390
5.25%, 6/1/26(8)		75	76,033
TerraForm Power Operating, LLC
4.25%, 1/31/23(8)		45	45,269
5.00%, 1/31/28(8)		70	71,312

			$311,564

Total Corporate Bonds & Notes (identified cost $48,332,431)			$48,245,439

Foreign Government Securities — 12.1%

Security	Principal Amount* (000’s omitted)		Value
Albania — 0.5%
Republic of Albania
3.50%, 10/9/25(9)	EUR	1,177	$1,385,818

Total Albania			$1,385,818

Security	Principal Amount* (000’s omitted)		Value
Argentina — 0.1%
Republic of Argentina
3.875%, 1/15/22(9)	EUR	175	$163,322

Total Argentina			$163,322

Bahamas — 0.7%
Commonwealth of Bahamas
5.75%, 1/16/24(9)		1,800	$1,937,268

Total Bahamas			$1,937,268

Bahrain — 0.4%
Kingdom of Bahrain
6.75%, 9/20/29(9)		483	$538,291
7.00%, 10/12/28(9)		472	534,835

Total Bahrain			$1,073,126

Barbados — 0.3%
Government of Barbados
6.625%, 12/5/35(6)(9)		855	$531,981
7.25%, 12/15/21(6)(9)		300	185,985

Total Barbados			$717,966

Benin — 0.5%
Benin Government International Bond
5.75%, 3/26/26(9)	EUR	1,080	$1,232,922

Total Benin			$1,232,922

Colombia — 0.4%
Republic of Colombia
5.00%, 6/15/45		1,050	$1,171,538

Total Colombia			$1,171,538

Costa Rica — 0.3%
Costa Rica Government International Bond
9.20%, 2/21/24(9)		690	$771,075

Total Costa Rica			$771,075

Dominican Republic — 0.5%
Dominican Republic
8.625%, 4/20/27(9)		1,129	$1,367,513

Total Dominican Republic			$1,367,513

Egypt — 0.8%
Arab Republic of Egypt
4.75%, 4/11/25(9)	EUR	100	$115,962
4.75%, 4/16/26(9)	EUR	512	589,180
6.375%, 4/11/31(9)	EUR	263	309,365
8.50%, 1/31/47(9)		1,100	1,203,475

Total Egypt			$2,217,982

El Salvador — 0.9%
Republic of El Salvador
6.375%, 1/18/27(9)		1,168	$1,208,892
7.125%, 1/20/50(9)(12)		742	754,985

Security	Principal Amount* (000’s omitted)		Value
8.25%, 4/10/32(9)		120	$137,250
8.625%, 2/28/29(9)		308	361,518

Total El Salvador			$2,462,645

Ethiopia — 0.4%
Ethiopia International Bond
6.625%, 12/11/24(9)		918	$955,630

Total Ethiopia			$955,630

Fiji — 0.4%
Republic of Fiji
6.625%, 10/2/20(9)		929	$929,000

Total Fiji			$929,000

Honduras — 0.5%
Republic of Honduras
6.25%, 1/19/27(9)		1,245	$1,352,394

Total Honduras			$1,352,394

Ivory Coast — 0.1%
Ivory Coast
5.125%, 6/15/25(9)	EUR	185	$218,393

Total Ivory Coast			$218,393

Kenya — 0.4%
Republic of Kenya
7.25%, 2/28/28(9)		1,000	$1,044,247

Total Kenya			$1,044,247

Lebanon — 0.1%
Lebanon Government International Bond
6.60%, 11/27/26(9)		259	$202,121
6.85%, 3/23/27(9)		89	69,754

Total Lebanon			$271,875

Macedonia — 0.3%
Republic of Macedonia
2.75%, 1/18/25(9)	EUR	100	$118,223
3.975%, 7/24/21(9)	EUR	264	309,754
4.875%, 12/1/20(9)	EUR	425	497,438

Total Macedonia			$925,415

Nigeria — 0.1%
Republic of Nigeria
6.75%, 1/28/21(9)		200	$208,388

Total Nigeria			$208,388

Poland — 0.1%
Republic of Poland
4.00%, 1/22/24		350	$376,427

Total Poland			$376,427

Security	Principal Amount* (000’s omitted)		Value
Rwanda — 0.6%
Republic of Rwanda
6.625%, 5/2/23(9)		1,550	$1,658,965

Total Rwanda			$1,658,965

Senegal — 0.1%
Republic of Senegal
4.75%, 3/13/28(9)	EUR	135	$156,648

Total Senegal			$156,648

Seychelles — 0.4%
Republic of Seychelles
8.00%, 1/1/26(9)		903	$939,650

Total Seychelles			$939,650

Sri Lanka — 0.7%
Republic of Sri Lanka
6.125%, 6/3/25(9)		800	$786,790
6.85%, 11/3/25(9)		1,000	1,019,520

Total Sri Lanka			$1,806,310

Ukraine — 1.9%
Ukraine Government International Bond
0.00%, 5/31/40(9)		1,492	$1,274,222
7.75%, 9/1/20(9)		160	165,400
9.75%, 11/1/28(9)		3,127	3,659,919

Total Ukraine			$5,099,541

Turkey — 0.6%
Republic of Turkey
7.625%, 4/26/29		1,614	$1,698,146

Total Turkey			$1,698,146

Total Foreign Government Securities (identified cost $30,469,444)			$32,142,204

Sovereign Loans — 1.7%

Borrower	Principal Amount (000’s omitted)		Value
Barbados — 0.2%
Government of Barbados
Term Loan, 0.00%, Maturing December 20, 2019(6)(13)		$800	$479,240

Total Barbados			$479,240

Kenya — 0.7%
Government of Kenya
Term Loan, 8.65%, (6 mo. USD LIBOR + 6.45%), Maturing June 29, 2025(10)		$1,850	$1,868,911

Total Kenya			$1,868,911

Nigeria — 0.2%
Bank of Industry Limited
Term Loan, 8.34%, (3 mo. USD LIBOR + 6.00%), Maturing May 21, 2021(10)(13)		$630	$634,757

Total Nigeria			$634,757

Borrower	Principal Amount (000’s omitted)	Value
Tanzania — 0.6%
Government of the United Republic of Tanzania
Term Loan, 7.42%, (6 mo. USD LIBOR + 5.20%), Maturing June 23, 2022(10)	$1,629	$1,681,855

Total Tanzania		$1,681,855

Total Sovereign Loans (identified cost $4,896,323)		$4,664,763

Mortgage Pass-Throughs — 12.9%

Security	Principal Amount (000’s omitted)	Value
Federal Home Loan Mortgage Corp.:
2.872%, (COF + 1.25%), with maturity at 2035(14)	$1,180	$1,171,841
4.50%, with various maturities to 2048	611	632,594
6.00%, with maturity at 2029	952	1,051,163
6.15%, with maturity at 2027	198	215,604
6.50%, with maturity at 2032	952	1,061,709
7.00%, with maturity at 2036	1,045	1,184,819
7.50%, with maturity at 2024	379	398,860
8.50%, with maturity at 2031	492	554,237
9.00%, with maturity at 2031	42	47,178
9.50%, with maturity at 2022	3	2,932

		$6,320,937

Federal National Mortgage Association:
4.172%, (6 mo. USD LIBOR + 1.54%), with maturity at 2037(14)	$352	$365,132
4.50%, with maturity at 2049	6,634	7,011,114
5.00%, with various maturities to 2040	1,656	1,803,539
5.50%, with various maturities to 2033	1,206	1,326,732
6.00%, with maturity at 2023	494	520,313
6.327%, (COF + 2.00%), with maturity at 2032(14)	416	452,993
6.50%, with various maturities to 2036	2,224	2,483,821
7.00%, with various maturities to 2037	1,067	1,193,303
7.50%, with maturity at 2035	1,619	1,816,932
8.00%, with maturity at 2034	334	370,889
10.00%, with various maturities to 2031	21	23,356

		$17,368,124

Government National Mortgage Association:
4.50%, with maturity at 2047	$2,077	$2,220,893
5.00%, with various maturities to 2048	6,216	6,499,816
7.50%, with maturity at 2025	540	577,088
8.00%, with maturity at 2034	954	1,067,753
9.50%, with maturity at 2025	17	17,705

		$10,383,255

Total Mortgage Pass-Throughs (identified cost $33,457,393)		$34,072,316

Collateralized Mortgage Obligations — 23.6%

Security	Principal Amount (000’s omitted)	Value
Federal Home Loan Mortgage Corp.:
Series 2113, Class QG, 6.00%, 1/15/29	$431	$475,986
Series 2167, Class BZ, 7.00%, 6/15/29	402	450,132
Series 2182, Class ZB, 8.00%, 9/15/29	680	776,774
Series 4273, Class PU, 4.00%, 11/15/43	420	459,598
Series 4337, Class YT, 3.50%, 4/15/49	1,668	1,695,168
Series 4416, Class SU, 3.795%, (8.60% - 1 mo. USD LIBOR x 2.00), 12/15/44(15)	508	504,657
Series 4452, Class ZJ, 3.00%, 11/15/44	1,119	1,092,188
Series 4584, Class PM, 3.00%, 5/15/46	863	875,353
Series 4608, Class TV, 3.50%, 1/15/55	1,560	1,575,653
Series 4630, Class CZ, 3.00%, 12/15/43	966	976,982
Series 4677, Class SB, 6.391%, (16.00% - 1 mo. USD LIBOR x 4.00), 4/15/47(15)	710	796,674
Series 4746, Class CZ, 4.00%, 11/15/47	826	829,178
Series 4751, Class ZC, 4.00%, 11/15/47	632	636,510
Series 4774, Class QD, 4.50%, 1/15/43	2,279	2,377,772
Series 4776, Class C, 4.50%, 3/15/43	2,843	2,964,771
Series 4858, Class LA, 4.50%, 8/15/43	2,666	2,806,106
Interest Only:(16)
Series 362, Class C7, 3.50%, 9/15/47	5,372	810,040
Series 2631, Class DS, 4.775%, (7.10% - 1 mo. USD LIBOR), 6/15/33(15)	890	131,838
Series 2770, Class SH, 4.775%, (7.10% - 1 mo. USD LIBOR), 3/15/34(15)	1,218	251,965
Series 2981, Class CS, 4.395%, (6.72% - 1 mo. USD LIBOR), 5/15/35(15)	685	110,880
Series 3114, Class TS, 4.325%, (6.65% - 1 mo. USD LIBOR), 9/15/30(15)	1,635	212,393
Series 3339, Class JI, 4.265%, (6.59% - 1 mo. USD LIBOR), 7/15/37(15)	2,018	386,243
Series 4109, Class ES, 3.825%, (6.15% - 1 mo. USD LIBOR), 12/15/41(15)	34	6,803
Series 4121, Class IM, 4.00%, 10/15/39	2,489	151,184
Series 4163, Class GS, 3.875%, (6.20% - 1 mo. USD LIBOR), 11/15/32(15)	3,379	623,080
Series 4169, Class AS, 3.925%, (6.25% - 1 mo. USD LIBOR), 2/15/33(15)	1,868	301,140
Series 4180, Class GI, 3.50%, 8/15/26	1,327	81,404
Series 4203, Class QS, 3.925%, (6.25% - 1 mo. USD LIBOR), 5/15/43(15)	2,092	287,298
Series 4212, Class SA, 3.875%, (6.20% - 1 mo. USD LIBOR), 7/15/38(15)	2,197	81,066
Series 4332, Class KI, 4.00%, 9/15/43	867	103,569
Series 4370, Class IO, 3.50%, 9/15/41	1,263	140,685
Series 4497, Class CS, 3.716%, (6.20% - 1 mo. USD LIBOR), 9/15/44(15)	3,089	591,551
Series 4507, Class EI, 4.00%, 8/15/44	3,116	488,643
Series 4535, Class JS, 3.706%, (6.10% - 1 mo. USD LIBOR), 11/15/43(15)	3,511	458,159
Series 4548, Class JS, 3.706%, (6.10% - 1 mo. USD LIBOR), 9/15/43(15)	3,771	540,622
Series 4629, Class QI, 3.50%, 11/15/46	3,214	494,116
Series 4644, Class TI, 3.50%, 1/15/45	2,558	338,721
Series 4653, Class PI, 3.50%, 7/15/44	2,561	225,025
Series 4667, Class PI, 3.50%, 5/15/42	3,930	386,170
Series 4676, Class DI, 4.00%, 7/15/44	4,816	439,488
Series 4744, Class IO, 4.00%, 11/15/47	2,621	447,970
Series 4749, Class IL, 4.00%, 12/15/47	2,114	365,326
Series 4767, Class IM, 4.00%, 5/15/45	2,567	257,747
Series 4768, Class IO, 4.00%, 3/15/48	2,587	452,993
Series 4772, Class PI, 4.00%, 1/15/48	1,840	331,382

Security	Principal Amount (000’s omitted)	Value
Principal Only:(17)
Series 3309, Class DO, 0.00%, 4/15/37	$1,087	$974,906
Series 4478, Class PO, 0.00%, 5/15/45	625	547,518

		$30,313,427

Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes:
Series 2017-DNA2, Class M2, 5.716%, (1 mo. USD LIBOR + 3.45%), 10/25/29(10)	$2,000	$2,138,673
Series 2018-DNA1, Class M2, 4.066%, (1 mo. USD LIBOR + 1.80%), 7/25/30(10)	1,503	1,500,051

		$3,638,724

Federal National Mortgage Association:
Series G-33, Class PT, 7.00%, 10/25/21	$19	$19,305
Series 1991-122, Class N, 7.50%, 9/25/21	18	18,354
Series 1994-42, Class K, 6.50%, 4/25/24	143	152,576
Series 1997-38, Class N, 8.00%, 5/20/27	231	262,427
Series 2007-74, Class AC, 5.00%, 8/25/37	1,196	1,295,796
Series 2011-49, Class NT, 6.00%, (66.00% - 1 mo. USD LIBOR x 10.00, Cap 6.00%), 6/25/41(15)	335	369,932
Series 2012-134, Class ZT, 2.00%, 12/25/42	1,299	1,187,311
Series 2013-6, Class TA, 1.50%, 1/25/43	1,164	1,126,028
Series 2013-52, Class MD, 1.25%, 6/25/43	1,277	1,195,184
Series 2013-99, Class CF, 3.266%, (1 mo. USD LIBOR + 1.00%), 7/25/43(10)	437	409,191
Series 2015-74, Class SL, 1.018%, (2.349% - 1 mo. USD LIBOR x 0.587), 10/25/45(15)	867	622,903
Series 2017-15, Class LE, 3.00%, 6/25/46	1,356	1,364,401
Series 2017-66, Class ZJ, 3.00%, 9/25/57	928	917,098
Series 2017-96, Class Z, 3.00%, 12/25/57	691	683,624
Series 2017-110, Class Z, 3.00%, 2/25/57	573	565,348
Series 2018-18, Class QD, 4.50%, 5/25/45	1,755	1,851,902
Series 2018-50, Class MZ, 4.50%, 7/25/48	670	671,999
Interest Only:(16)
Series 2004-46, Class SI, 3.734%, (6.00% - 1 mo. USD LIBOR), 5/25/34(15)	1,033	142,823
Series 2005-17, Class SA, 4.434%, (6.70% - 1 mo. USD LIBOR), 3/25/35(15)	1,028	213,515
Series 2006-42, Class PI, 4.324%, (6.59% - 1 mo. USD LIBOR), 6/25/36(15)	1,553	292,984
Series 2006-44, Class IS, 4.334%, (6.60% - 1 mo. USD LIBOR), 6/25/36(15)	1,281	248,205
Series 2007-50, Class LS, 4.184%, (6.45% - 1 mo. USD LIBOR), 6/25/37(15)	1,018	200,562
Series 2008-26, Class SA, 3.934%, (6.20% - 1 mo. USD LIBOR), 4/25/38(15)	1,516	272,454
Series 2008-61, Class S, 3.61%, (6.10% - 1 mo. USD LIBOR), 7/25/38(15)	2,223	381,858
Series 2010-99, Class NS, 4.334%, (6.60% - 1 mo. USD LIBOR), 3/25/39(15)	363	6,252
Series 2010-109, Class PS, 4.334%, (6.60% - 1 mo. USD LIBOR), 10/25/40(15)	2,423	456,774
Series 2010-124, Class SJ, 3.784%, (6.05% - 1 mo. USD LIBOR), 11/25/38(15)	943	45,161
Series 2010-147, Class KS, 3.684%, (5.95% - 1 mo. USD LIBOR), 1/25/41(15)	3,127	420,949
Series 2010-150, Class GS, 4.484%, (6.75% - 1 mo. USD LIBOR), 1/25/21(15)	459	12,639
Series 2012-52, Class AI, 3.50%, 8/25/26	1,625	88,924
Series 2012-56, Class SU, 4.484%, (6.75% - 1 mo. USD LIBOR), 8/25/26(15)	151	4,990
Series 2012-63, Class EI, 3.50%, 8/25/40	2,527	171,203
Series 2012-103, Class GS, 3.834%, (6.10% - 1 mo. USD LIBOR), 2/25/40(15)	2,076	107,576
Series 2012-112, Class SB, 3.884%, (6.15% - 1 mo. USD LIBOR), 9/25/40(15)	3,639	456,653
Series 2012-118, Class IN, 3.50%, 11/25/42	3,628	619,806
Series 2012-150, Class PS, 3.884%, (6.15% - 1 mo. USD LIBOR), 1/25/43(15)	4,191	605,585
Series 2012-150, Class SK, 3.884%, (6.15% - 1 mo. USD LIBOR), 1/25/43(15)	2,305	323,742
Series 2013-23, Class CS, 3.984%, (6.25% - 1 mo. USD LIBOR), 3/25/33(15)	1,901	309,092
Series 2013-54, Class HS, 4.034%, (6.30% - 1 mo. USD LIBOR), 10/25/41(15)	1,300	92,248
Series 2014-32, Class EI, 4.00%, 6/25/44	819	147,094
Series 2014-55, Class IN, 3.50%, 7/25/44	2,125	308,492

Security	Principal Amount (000’s omitted)	Value
Series 2014-80, Class BI, 3.00%, 12/25/44	$3,725	$526,512
Series 2014-89, Class IO, 3.50%, 1/25/45	1,704	264,320
Series 2015-14, Class KI, 3.00%, 3/25/45	4,081	564,812
Series 2015-17, Class SA, 3.71%, (6.20% - 1 mo. USD LIBOR), 11/25/43(15)	3,074	421,292
Series 2015-52, Class MI, 3.50%, 7/25/45	1,958	298,442
Series 2015-57, Class IO, 3.00%, 8/25/45	10,405	1,430,339
Series 2015-93, Class BS, 3.884%, (6.15% - 1 mo. USD LIBOR), 8/25/45(15)	3,449	662,971
Series 2015-95, Class SB, 3.60%, (6.00% - 1 mo. USD LIBOR), 1/25/46(15)	2,852	500,378
Series 2017-46, Class NI, 3.00%, 8/25/42	2,871	323,352
Series 2018-21, Class IO, 3.00%, 4/25/48	4,520	713,828
Principal Only:(17)
Series 2006-8, Class WQ, 0.00%, 3/25/36	861	777,732

		$25,126,938

Federal National Mortgage Association Connecticut Avenue Securities:
Series 2017-C03, Class 1M2, 5.266%, (1 mo. USD LIBOR + 3.00%), 10/25/29(10)	$2,000	$2,090,432

		$2,090,432

Government National Mortgage Association:
Series 2011-156, Class GA, 2.00%, 12/16/41	$396	$372,826
Series 2013-131, Class GS, 1.098%, (3.50% - 1 mo. USD LIBOR), 6/20/43(15)	756	646,509
Series 2017-82, Class TZ, 2.50%, 2/16/43	106	104,631
Interest Only:(16)
Series 2017-121, Class DS, 2.229%, (4.50% - 1 mo. USD LIBOR), 8/20/47(15)	3,635	307,595

		$1,431,561

Total Collateralized Mortgage Obligations (identified cost $67,191,950)		$62,601,082

Commercial Mortgage-Backed Securities — 6.0%

Security	Principal Amount (000’s omitted)	Value
Citigroup Commercial Mortgage Trust
Series 2015-P1, Class D, 3.225%, 9/15/48(8)	$2,000	$1,865,237
JPMBB Commercial Mortgage Securities Trust
Series 2014-C22, Class D, 4.557%, 9/15/47(8)(18)	1,850	1,689,513
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2011-C5, Class D, 5.374%, 8/15/46(8)(18)	1,850	1,884,430
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2015-C23, Class D, 4.131%, 7/15/50(8)(18)	1,500	1,476,817
Series 2016-C32, Class D, 3.396%, 12/15/49(8)(18)	250	216,254
RETL Trust
Series 2019-RVP, Class B, 3.875%, (1 mo. USD LIBOR + 1.55%), 3/15/36(8)(10)	545	548,049
UBS Commercial Mortgage Trust
Series 2012-C1, Class D, 5.543%, 5/10/45(8)(18)	2,000	2,024,383
UBS-Barclays Commercial Mortgage Trust
Series 2013-C6, Class D, 4.311%, 4/10/46(8)(18)	1,000	964,960
Wells Fargo Commercial Mortgage Trust
Series 2013-LC12, Class D, 4.285%, 7/15/46(8)(18)	2,000	1,749,425
Series 2015-C31, Class D, 3.852%, 11/15/48	922	838,294
Series 2015-SG1, Class C, 4.468%, 9/15/48(18)	1,399	1,438,511

Security	Principal Amount (000’s omitted)	Value
Series 2016-C35, Class D, 3.142%, 7/15/48(8)	$1,000	$846,371
Series 2016-C36, Class D, 2.942%, 11/15/59(8)	500	386,403

Total Commercial Mortgage-Backed Securities (identified cost $15,248,471)		$15,928,647

Asset-Backed Securities — 17.3%

Security	Principal Amount (000’s omitted)	Value
AMMC CLO 15, Ltd.
Series 2014-15A, Class ERR, 9.213%, (3 mo. USD LIBOR + 6.91%), 1/15/32(8)(10)	$2,000	$1,963,251
AMMC CLO XII, Ltd.
Series 2013-12A, Class ER, 8.725%, (3 mo. USD LIBOR + 6.18%), 11/10/30(8)(10)	1,000	913,006
Ares LII CLO, Ltd.
Series 2019-52A, Class E, 8.828%, (3 mo. USD LIBOR + 6.55%), 4/22/31(8)(10)	1,000	981,404
Ares XL CLO, Ltd.
Series 2016-40A, Class DR, 8.653%, (3 mo. USD LIBOR + 6.35%), 1/15/29(8)(10)	1,000	977,919
Ares XXXIIR CLO, Ltd.
Series 2014-32RA, Class D, 8.368%, (3 mo. USD LIBOR + 5.85%), 5/15/30(8)(10)	1,000	928,700
Barings CLO, Ltd.
Series 2017-1A, Class E, 8.30%, (3 mo. USD LIBOR + 6.00%), 7/18/29(8)(10)	2,000	1,918,357
BlueMountain CLO XXIV, Ltd.
Series 2019-24A, Class E, 9.384%, (3 mo. USD LIBOR + 6.76%), 4/20/31(8)(10)	1,250	1,251,248
Carlyle Global Market Strategies CLO, Ltd.
Series 2012-3A, Class DR2, 8.803%, (3 mo. USD LIBOR + 6.50%), 1/14/32(8)(10)	2,000	1,918,665
Series 2014-4RA, Class D, 7.953%, (3 mo. USD LIBOR + 5.65%), 7/15/30(8)(10)	1,000	925,410
Series 2015-5A, Class DR, 8.978%, (3 mo. USD LIBOR + 6.70%), 1/20/32(8)(10)	1,000	978,797
Cole Park CLO, Ltd.
Series 2015-1A, Class ER, 8.878%, (3 mo. USD LIBOR + 6.60%), 10/20/28(8)(10)	3,000	2,954,463
Dryden Senior Loan Fund
Series 2015-40A, Class ER, 8.268%, (3 mo. USD LIBOR + 5.75%), 8/15/31(8)(10)	1,150	1,084,719
Galaxy XV CLO, Ltd.
Series 2013-15A, Class ER, 8.948%, (3 mo. USD LIBOR + 6.65%), 10/15/30(8)(10)	1,440	1,356,948
Galaxy XXI CLO, Ltd.
Series 2015-21A, Class ER, 7.528%, (3 mo. USD LIBOR + 5.25%), 4/20/31(8)(10)	1,000	900,687
Galaxy XXV CLO, Ltd.
Series 2018-25A, Class E, 8.226%, (3 mo. USD LIBOR + 5.95%), 10/25/31(8)(10)	1,250	1,160,496
Golub Capital Partners CLO 22B, Ltd.
Series 2015-22A, Class ER, 8.278%, (3 mo. USD LIBOR + 6.00%), 1/20/31(8)(10)	2,000	1,817,552
Golub Capital Partners CLO 23M, Ltd.
Series 2015-23A, Class ER, 8.028%, (3 mo. USD LIBOR + 5.75%), 1/20/31(8)(10)	2,000	1,818,802
Madison Park Funding XXV, Ltd.
Series 2017-25A, Class D, 8.680%, (3 mo. USD LIBOR + 6.10%), 4/25/29(8)	3,000	2,912,379
Magnetite XXII, Ltd.
Series 2019-22A, Class E, 9.375%, (3 mo. USD LIBOR + 6.75%), 4/15/31(8)(10)	1,000	1,003,209
Neuberger Berman CLO XIV, Ltd.
Series 2013-14A, Class DR, 5.906%, (3 mo. USD LIBOR + 3.65%), 1/28/30(8)(10)	2,563	2,535,090
Neuberger Berman CLO XVIII, Ltd.
Series 2014-18A, Class DR2, 8.198%, (3 mo. USD LIBOR + 5.92%), 10/21/30(8)(10)	3,000	2,780,784
OHA Credit Partners VII, Ltd.
Series 2012-7A, Class ER, 10.02%, (3 mo. USD LIBOR + 7.50%), 11/20/27(8)(10)	4,000	4,000,396

Security	Principal Amount (000’s omitted)	Value
Palmer Square CLO, Ltd.
Series 2013-2A, Class DRR, 8.153%, (3 mo. USD LIBOR + 5.85%), 10/17/31(8)(10)	$2,000	$1,871,675
Series 2015-1A, Class DR2, 8.772%, (3 mo. USD LIBOR + 6.25%), 5/21/29(8)(10)	2,000	1,972,771
Regatta IX Funding, Ltd.
Series 2017-1A, Class E, 8.588%, (3 mo. USD LIBOR + 6.00%), 4/17/30(8)(10)	2,000	1,907,713
Sierra Timeshare Receivables Funding, LLC
Series 2015-1A, Class B, 3.05%, 3/22/32(8)	56	55,876
Voya CLO, Ltd.
Series 2015-3A, Class DR, 8.478%, (3 mo. USD LIBOR + 6.20%), 10/20/31(8)(10)	2,000	1,874,422
Wind River CLO, Ltd.
Series 2017-1A, Class E, 8.72%, (3 mo. USD LIBOR + 6.42%), 4/18/29(8)(10)	1,050	1,023,558

Total Asset-Backed Securities (identified cost $46,873,997)		$45,788,297

Common Stocks — 0.6%

Security	Shares	Value
Automotive — 0.1%
Dayco Products, LLC(19)(20)	8,898	$284,736

		$284,736

Electronics/Electrical — 0.0%(3)
Answers Corp.(7)(19)(20)	5,814	$11,628

		$11,628

Health Care — 0.0%(3)
New Millennium Holdco, Inc.(19)(20)	8,641	$605

		$605

Oil and Gas — 0.1%
AFG Holdings, Inc.(7)(19)(20)	3,122	$206,707
Samson Resources II, LLC, Class A(19)(20)	4,171	100,104

		$306,811

Publishing — 0.3%
ION Media Networks, Inc.(7)(20)	1,357	$698,434
Tweddle Group, Inc.(7)(19)(20)	333	1,069

		$699,503

Radio and Television — 0.1%
Clear Channel Outdoor Holdings, Inc.(19)(20)	11,266	$34,136
Cumulus Media, Inc., Class A(19)(20)	6,722	101,570
iHeartMedia, Inc., Class A(19)(20)	4,791	71,673

		$207,379

Retailers (Except Food and Drug) — 0.0%(3)
David’s Bridal, Inc.(19)(20)	3,445	$13,780

		$13,780

Total Common Stocks (identified cost $655,809)		$1,524,442

Miscellaneous — 0.0%(3)

Security	Shares	Value
Oil and Gas — 0.0%(3)
Paragon Offshore Finance Company, Class A(19)(20)	270	$149
Paragon Offshore Finance Company, Class B(19)(20)	135	3,982

Total Miscellaneous (identified cost $2,936)		$4,131

Short-Term Investments — 5.3%

U.S. Treasury Obligations — 0.7%

Security	Principal Amount (000’s omitted)	Value
U.S. Treasury Bill, 0.00%, 8/1/19(21)	$1,000	$1,000,000
U.S. Treasury Bill, 0.00%, 10/31/19	1,000	994,870

Total U.S. Treasury Obligations (identified cost $1,994,882)		$1,994,870

Other — 4.6%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 2.31%(22)	12,144,621	$12,144,621

Total Other (identified cost $12,144,395)		$12,144,621

Total Short-Term Investments (identified cost $14,139,277)		$14,139,491

Total Investments — 128.3% (identified cost $344,966,504)		$340,197,758

Less Unfunded Loan Commitments — (0.0)%(3)		$(11,261)

Net Investments — 128.3% (identified cost $344,955,243)		$340,186,497

Other Assets, Less Liabilities — (28.3)%		$(75,073,856)

Net Assets — 100.0%		$265,112,641

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

*	In U.S. dollars unless otherwise indicated.

(1)

Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate.

(2)

The stated interest rate represents the weighted average interest rate at July 31, 2019 of contracts within the senior loan facility. Interest rates on contracts are primarily redetermined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period.

(3)	Amount is less than 0.05% or (0.05)%, as applicable.

(4)

Unfunded or partially unfunded loan commitments. The Fund may enter into certain loan agreements all or a portion of which may be unfunded. The Fund is obligated to fund these commitments at the borrower’s discretion. The stated interest rate reflects the weighted average of the reference rate and spread for the funded portion and the commitment fees on the portion of the loan that is unfunded.

(5)	This Senior Loan will settle after July 31, 2019, at which time the interest rate will be determined.

(6)	Issuer is in default with respect to interest and/or principal payments. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.

(7)	For fair value measurement disclosure purposes, security is categorized as Level 3.

(8)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At July 31, 2019, the aggregate value of these securities is $90,657,451 or 34.2% of the Fund’s net assets.

(9)

Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At July 31, 2019, the aggregate value of these securities is $30,764,693 or 11.6% of the Fund’s net assets.

(10)	Variable rate security. The stated interest rate represents the rate in effect at July 31, 2019.

(11)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion.

(12)	When-issued security. For a variable rate security, interest rate will be determined after July 31, 2019.

(13)	Loan is subject to scheduled mandatory prepayments. Maturity date shown reflects the final maturity date.

(14)

Adjustable rate mortgage security whose interest rate generally adjusts monthly based on a weighted average of interest rates on the underlying mortgages. The coupon rate may not reflect the applicable index value as interest rates on the underlying mortgages may adjust on various dates and at various intervals and may be subject to lifetime ceilings and lifetime floors and lookback periods. Rate shown is the coupon rate at July 31, 2019.

(15)	Inverse floating-rate security whose coupon varies inversely with changes in the interest rate index. The stated interest rate represents the coupon rate in effect at July 31, 2019.

(16)

Interest only security that entitles the holder to receive only interest payments on the underlying mortgages. Principal amount shown is the notional amount of the underlying mortgages on which coupon interest is calculated.

(17)	Principal only security that entitles the holder to receive only principal payments on the underlying mortgages.

(18)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at July 31, 2019.

(19)	Non-income producing security.

(20)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.

(21)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts.

(22)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2019. Net income from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended July 31, 2019 was $227,634.

Centrally Cleared Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)
EUR	171,740	USD	193,714	8/8/19	$(3,507)
EUR	91,878	USD	103,523	8/8/19	(1,765)
USD	891,249	EUR	790,994	8/8/19	15,198
USD	204,614	EUR	181,347	8/8/19	3,766
USD	229,094	EUR	201,941	8/15/19	5,314
USD	1,199,688	EUR	1,066,759	8/30/19	16,153
USD	152,765	EUR	134,933	9/27/19	2,716
USD	18,795	EUR	16,601	9/27/19	334
USD	1,869,661	EUR	1,641,313	1/22/20	26,906
USD	315,609	EUR	279,008	1/27/20	2,226

					$67,341

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
EUR	210,598	USD	233,990	Goldman Sachs International	9/6/19	$—	$(206)
USD	120,655	EUR	108,593	Goldman Sachs International	9/6/19	106	—
USD	1,550,740	EUR	1,354,612	HSBC Bank USA, N.A.	9/30/19	43,997	—
USD	28,476	EUR	24,873	Deutsche Bank AG	9/30/19	809	—
USD	565,746	EUR	494,753	Citibank, N.A.	10/15/19	14,780	—
USD	43,569	GBP	35,029	State Street Bank and Trust Company	10/31/19	789	—
USD	420,396	EUR	374,955	Goldman Sachs International	10/31/19	2,316	—

						$62,797	$(206)

Futures Contracts

Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)
Interest Rate Futures
5-Year USD Deliverable Interest Rate Swap	18	Short	9/16/19	$(1,902,656)	$(9,415)
10-Year USD Deliverable Interest Rate Swap	49	Short	9/16/19	(5,368,562)	(84,984)
Euro-Bobl	12	Short	9/6/19	(1,793,341)	(14,889)
U.S. 10-Year Treasury Note	126	Long	9/19/19	16,055,156	169,109
U.S. Long Treasury Bond	7	Short	9/19/19	(1,089,156)	(21,766)
U.S. Ultra-Long Treasury Bond	6	Short	9/19/19	(1,065,375)	(17,625)

					$20,430

Centrally Cleared Interest Rate Swaps

Notional Amount (000’s omitted)		Fund Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
EUR	500	Receives	6-month EURIBOR (pays semi-annually)	0.25% (pays annually)	9/20/22	$(13,594)	$546	$(13,048)
EUR	120	Receives	6-month EURIBOR (pays semi-annually)	1.00% (pays annually)	3/21/23	(7,487)	2,629	(4,858)
EUR	1,880	Receives	6-month EURIBOR (pays semi-annually)	0.40% (pays annually)	10/4/23	(77,155)	1,786	(75,369)
EUR	100	Receives	6-month EURIBOR (pays semi-annually)	(0.30)% (pays annually)	7/23/24	(251)	—	(251)
EUR	100	Receives	6-month EURIBOR (pays semi-annually)	1.01% (pays annually)	3/20/28	(11,184)	(52)	(11,236)
EUR	125	Receives	6-month EURIBOR (pays semi-annually)	1.01% (pays annually)	3/21/28	(13,981)	(261)	(14,242)
EUR	343	Receives	6-month EURIBOR (pays semi-annually)	1.06% (pays annually)	10/16/28	(42,536)	(71)	(42,607)
EUR	200	Receives	6-month EURIBOR (pays semi-annually)	0.11% (pays annually)	7/23/29	(2,460)	—	(2,460)
USD	335	Receives	3-month USD-LIBOR (pays quarterly)	1.93% (pays semi-annually)	11/3/20	1,101	—	1,101
USD	200	Receives	3-month USD-LIBOR (pays quarterly)	2.68% (pays semi-annually)	3/16/21	(3,598)	(57)	(3,655)
USD	645	Receives	3-month USD-LIBOR (pays quarterly)	1.87% (pays semi-annually)	9/18/22	(3,058)	—	(3,058)
USD	806	Receives	3-month USD-LIBOR (pays quarterly)	1.95% (pays semi-annually)	6/13/24	(4,475)	—	(4,475)
USD	160	Receives	3-month USD-LIBOR (pays quarterly)	1.80% (pays semi-annually)	7/23/24	44	—	44
USD	676	Receives	3-month USD-LIBOR (pays quarterly)	1.95% (pays semi-annually)	7/16/26	(4,357)	(94)	(4,451)
USD	250	Receives	3-month USD-LIBOR (pays quarterly)	3.12% (pays semi-annually)	10/2/28	(27,249)	—	(27,249)
USD	309	Receives	3-month USD-LIBOR (pays quarterly)	3.11% (pays semi-annually)	10/2/28	(33,461)	149	(33,312)
USD	208	Receives	3-month USD-LIBOR (pays quarterly)	3.29% (pays semi-annually)	11/13/28	(24,490)	—	(24,490)
USD	350	Receives	3-month USD-LIBOR (pays quarterly)	2.74% (pays semi-annually)	1/31/29	(24,661)	—	(24,661)
USD	796	Receives	3-month USD-LIBOR (pays quarterly)	2.63% (pays semi-annually)	3/25/29	(54,136)	7,291	(46,845)
USD	1,274	Receives	3-month USD-LIBOR (pays quarterly)	2.52% (pays semi-annually)	4/29/29	(74,346)	—	(74,346)
USD	2,309	Receives	3-month USD-LIBOR (pays quarterly)	2.09% (pays semi-annually)	7/15/29	(29,375)	780	(28,595)
USD	1,201	Receives	3-month USD-LIBOR (pays quarterly)	2.03% (pays semi-annually)	7/17/29	(8,911)	(1,091)	(10,002)
USD	525	Receives	3-month USD-LIBOR (pays quarterly)	2.88% (pays semi-annually)	1/31/49	(81,127)	(272)	(81,399)
USD	430	Receives	3-month USD-LIBOR (pays quarterly)	2.21% (pays semi-annually)	8/1/49	(3,311)	—	(3,311)

Total						$(544,058)	$11,283	$(532,775)

Centrally Cleared Credit Default Swaps — Sell Protection

Reference Entity	Notional Amount* (000’s omitted)	Contract Annual Fixed Rate**	Termination Date	Current Market Annual Fixed Rate***	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
Argentina	$4,237	5.00% (pays quarterly)(1)	6/20/24	9.23%	$(603,613)	$360,404	$(243,209)
Brazil	5,250	1.00% (pays quarterly)(1)	6/20/24	1.26	(56,786)	154,283	97,497
Colombia	5,000	1.00% (pays quarterly)(1)	6/20/24	0.86	39,034	37,922	76,956
Indonesia	5,200	1.00% (pays quarterly)(1)	6/20/24	0.78	58,348	17,835	76,183
Mexico	2,500	1.00% (pays quarterly)(1)	6/20/24	1.15	(14,840)	31,182	16,342
Peru	5,000	1.00% (pays quarterly)(1)	6/20/24	0.48	126,743	(70,455)	56,288
Poland	2,500	1.00% (pays quarterly)(1)	6/20/23	0.51	49,384	(37,115)	12,269
Russia	5,000	1.00% (pays quarterly)(1)	6/20/24	0.99	8,493	69,083	77,576
Saudi Arabia	5,000	1.00% (pays quarterly)(1)	6/20/24	0.72	72,268	(34,021)	38,247
Turkey	500	1.00% (pays quarterly)(1)	6/20/20	1.90	(3,392)	14,728	11,336

Total	$40,187				$(324,361)	$543,846	$219,485

Credit Default Swaps — Sell Protection

Reference Entity	Counterparty	Notional Amount* (000’s omitted)	Contract Annual Fixed Rate**	Termination Date	Current Market Annual Fixed Rate***	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
Croatia	Nomura International PLC	$5,000	1.00% (pays quarterly)(1)	12/20/21	0.37%	$80,303	$109,880	$190,183
Cyprus	Goldman Sachs International	5,000	1.00% (pays quarterly)(1)	12/20/21	0.74	36,719	129,517	166,236
Dubai	Bank of America, N.A.	2,000	1.00% (pays quarterly)(1)	12/20/22	0.99	3,263	21,634	24,897
Dubai	Bank of America, N.A.	3,000	1.00% (pays quarterly)(1)	6/20/23	1.08	(5,206)	10,598	5,392
Hungary	Barclays Bank PLC	2,200	1.00% (pays quarterly)(1)	12/20/21	0.34	36,957	4,930	41,887
Kazakhstan	Barclays Bank PLC	2,500	1.00% (pays quarterly)(1)	12/20/22	0.43	50,184	25,824	76,008
Romania	Barclays Bank PLC	2,200	1.00% (pays quarterly)(1)	12/20/21	0.38	34,902	(2,477)	32,425

Total		$21,900				$237,122	$299,906	$537,028

*

If the Fund is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Fund could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At July 31, 2019, such maximum potential amount for all open credit default swaps in which the Fund is the seller was $62,087,000.

**	The contract annual fixed rate represents the fixed rate of interest received by the Fund (as a seller of protection) on the notional amount of the credit default swap contract.

***

Current market annual fixed rates, utilized in determining the net unrealized appreciation or depreciation as of period end, serve as an indicator of the market’s perception of the current status of the payment/performance risk associated with the credit derivative. The current market annual fixed rate of a particular reference entity reflects the cost, as quoted by the pricing vendor, of selling protection against default of that entity as of period end and may include upfront payments required to be made to enter into the agreement. The higher the fixed rate, the greater the market perceived risk of a credit event involving the reference entity. A rate identified as “Defaulted” indicates a credit event has occurred for the reference entity.

(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

Abbreviations:

COF	-	Cost of Funds 11th District

EURIBOR	-	Euro Interbank Offered Rate

LIBOR	-	London Interbank Offered Rate

PIK	-	Payment In Kind

Currency Abbreviations:

EUR	-	Euro

GBP	-	British Pound Sterling

USD	-	United States Dollar

At July 31, 2019, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.

In the normal course of pursuing its investment objectives, the Fund is subject to the following risks:

Credit Risk: The Fund enters into credit default swap contracts to enhance total return and/or as a substitute for the purchase of securities.

Foreign Exchange Risk: The Fund holds foreign currency denominated investments. The value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Fund enters into forward foreign currency exchange contracts.

Interest Rate Risk: The Fund utilizes various interest rate derivatives including futures contracts and interest rate swaps to manage the duration of its portfolio and to hedge against fluctuations in securities prices due to interest rates.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at July 31, 2019 was as follows:

		Fair Value
Risk	Derivative	Asset Derivative	Liability Derivative
Credit	Credit Default Swaps	$242,328	$(5,206)
Credit	Credit Default Swaps (Centrally Cleared)	354,270	(678,631)

Total		$596,598	$(683,837)

Foreign Exchange	Forward Foreign Currency Exchange Contracts	$62,797	$(206)
Foreign Exchange	Forward Foreign Currency Exchange Contracts (Centrally Cleared)	72,613	(5,272)

Total		$135,410	$(5,478)

Interest Rate	Financial Futures Contracts	$169,109	$(148,679)
Interest Rate	Interest Rate Swaps (Centrally Cleared)	1,145	(545,203)

Total		$170,254	$(693,882)

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2019, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total
Senior Floating-Rate Loans (Less Unfunded Loan Commitments)	$—	$80,653,628	$422,057	$81,075,685
Corporate Bonds & Notes	—	48,245,439	—	48,245,439
Foreign Government Securities	—	32,142,204	—	32,142,204
Sovereign Loans	—	4,664,763	—	4,664,763
Mortgage Pass-Throughs	—	34,072,316	—	34,072,316
Collateralized Mortgage Obligations	—	62,601,082	—	62,601,082
Commercial Mortgage-Backed Securities	—	15,928,647	—	15,928,647
Asset-Backed Securities	—	45,788,297	—	45,788,297
Common Stocks	207,379	399,225	917,838	1,524,442
Miscellaneous	—	4,131	—	4,131
Short-Term Investments —
U.S. Treasury Obligations	—	1,994,870	—	1,994,870
Other	—	12,144,621	—	12,144,621
Total Investments	$207,379	$338,639,223	$1,339,895	$340,186,497
Forward Foreign Currency Exchange Contracts	$—	$135,410	$—	$135,410
Futures Contracts	169,109	—	—	169,109
Swap Contracts	—	597,743	—	597,743
Total	$376,488	$339,372,376	$1,339,895	$341,088,759

Liability Description
Forward Foreign Currency Exchange Contracts	$—	$(5,478)	$—	$(5,478)
Futures Contracts	(148,679)	—	—	(148,679)
Swap Contracts	—	(1,229,040)	—	(1,229,040)
Total	$(148,679)	$(1,234,518)	$—	$(1,383,197)

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended July 31, 2019 is not presented.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.